  As filed with the Securities and Exchange Commission on October 15, 1998

                                                 1933 Act Registration No. 33-12
                                                      1940 Act File No. 811-4401

================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                         Post-Effective Amendment No. 46
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                 [X]
                                Amendment No. 48
                        (Check appropriate box or boxes)

                              -------------------

                     PRINCIPAL PRESERVATION PORTFOLIOS, INC.

               (Exact name of registrant as specified in charter)


215 NORTH MAIN STREET
WEST BEND, WISCONSIN                                                 53095
(Address of Principal Executive Offices)                             (Zip Code)

       Registrant's Telephone Number, including Area Code: (414) 334-5521


                               ROBERT J. TUSZYNSKI
                             President and Director
                     PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                              215 NORTH MAIN STREET
                           WEST BEND, WISCONSIN 53095
                     (Name and Address of Agent for Service)

                                    Copy to:

                            CONRAD G. GOODKIND, ESQ.
                               Quarles & Brady LLP
                            411 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

     Approximate Date of Proposed Public Offerings: As soon as practicable following the effective date of this amendment to the registration statement.


             It is proposed that this filing will become effective
             ___ immediately upon filing pursuant to paragraph (b)
             ___ on (Date) pursuant to paragraph (b)
             ___ 60 days after filing pursuant to paragraph (a)(1)
             ___ on (date) pursuant to paragraph (a)(1)
              X  75 days after filing pursuant to paragraph (a)(2) of rule 485.
             ___

             If appropriate, check the following:
             ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                              -------------------

     Registrant has elected to register an indefinite number of shares of Common Stock, $0.001 par value, pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice for the year ended December 31, 1997 was filed on February 26, 1998.


================================================================================

                     PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                             MANAGED GROWTH PORTFOLIO

                          PROSPECTUS - JANUARY 1, 1999


     This Prospectus has information about the Managed Growth Portfolio (the "Portfolio"), a mutual fund within the Principal Preservation Portfolios, Inc. family of funds.

     The investment objective of the Managed Growth Portfolio is long-term capital appreciation. The Portfolio invests in publicly traded common stocks based on their growth characteristics. The Portfolio's focus is on established U.S. companies whose market capitalizations are within the S&P Midcap 400 Index capitalization range. Ziegler Asset Management, Inc. is the Portfolio's investment adviser, and Geneva Capital Management Ltd. is its sub-adviser, primarily responsible for the day-to-day management of the Portfolio's investments. As used in this Prospectus, the "Adviser" collectively means Ziegler Asset Management, Inc. and Geneva Capital Management Ltd.

     You can buy either Class A or Class B shares of the Portfolio. You pay a sales charge when you buy Class A shares (a front-end sales load). You pay a sales charge when you sell (redeem) Class B shares that you have held for less than six years (a contingent deferred sales load).


===============================================================================

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

===============================================================================

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----
PORTFOLIO SUMMARY .......................................................     1
         Investment Objective/Goal/Strategies ...........................     1
         Risks  .........................................................     2
         Expenses .......................................................     2

MANAGEMENT  .............................................................     4
         Investment Adviser .............................................     4
         Sub-Adviser ....................................................     4
         Portfolio Managers .............................................     5

HOW TO PURCHASE SHARES ..................................................     5
         General  .......................................................     5
         Minimum Purchase Amounts  ......................................     5
         Two Classes of Shares ..........................................     7
         Purchasing Class A Shares  .....................................     7
         Purchasing Class B Shares ......................................    11
         Distribution Expenses  .........................................    12
         Methods for Purchasing Shares ..................................    13

HOW TO REDEEM SHARES  ...................................................    15
         General Information  ...........................................    15
         Redemptions ....................................................    15
         Receiving Redemption Proceeds ..................................    17
         Other Information About Redemptions  ...........................    17

EXCHANGING SHARES .......................................................    19
         General Information  ...........................................    19
         Sales Charges Applicable to Exchanges  .........................    19
         Rules and Requirements for Exchanges   .........................    20
         Methods for Exchanging Shares  .................................    21

SHAREHOLDER SERVICES  ...................................................    22
         Systematic Purchase Plan  ......................................    22
         Systematic Withdrawal Plan  ....................................    22
         Reinvestment of Distributions or Interest Payments .............    22
         Tax-Sheltered Retirement Plans .................................    23
         Shareholder Statements and Reports .............................    23

OTHER INFORMATION .......................................................    23
         Determination of Net Asset Value Per Share .....................    23
         Dividends, Capital Gains Distributions and Reinvestments .......    23
         Tax Status .....................................................    24
         Principal Preservation Portfolios  .............................    24



                                     ToC-1

                                PORTFOLIO SUMMARY


INVESTMENT OBJECTIVE/GOAL/STRATEGIES

     The Managed Growth Portfolio's investment objective is long-term capital appreciation. It pursues this goal by investing in publicly traded common stocks. The principal investment strategy of the Portfolio is to invest in established companies based on their growth characteristics. Companies with consistent records of performance, experienced management and accelerated earnings history are selected for investment if their potential for growth is believed to be superior to the broader securities markets and others in their industries. The Portfolio's investment focus is on U.S. companies whose market values are within the market capitalization range of the companies comprising the S&P Midcap 400 Index (currently $500 million to $20 billion), although the Portfolio may invest in companies outside this range. The Adviser believes that these middle market capitalization (mid-cap) stocks provide better long-term returns than large company stocks and lower risk than small company stocks.

     In selecting growth stocks for the Portfolio, the Adviser emphasizes "bottom-up" fundamental analysis (i.e., developing an understanding of the specific company through research, meetings with management and analysis of its financial statements and public disclosures). The Adviser's "bottom up" approach is supplemented by "top down" considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries). The Adviser also screens out high risk ideas such as securities that are not traded on U.S. exchanges, turnaround stories, initial public offerings and companies that have less than three years of operating history or do not have earnings. The Adviser then focuses on companies that are outperforming or growing faster than others in their industry, and applies a proprietary valuation model to determine their values compared to the broader securities markets. Stocks that meet the above criteria are reviewed and approved by the portfolio management team before they are purchased for the Portfolio. The Adviser also seeks industry diversification in its investment approach, and invests in companies that have leading positions in industries that offer growth potential.

     The Adviser buys stocks for the Portfolio with the intent of holding them for the long term. It does not engage in market-timing or short-term trading strategies. As a result, the portfolio turnover rate for the Portfolio is generally expected to be under 50%. More frequent trading would lead to increased brokerage commissions and other transaction costs and possibly greater capital gains or losses which would pass through to the Portfolio's shareholders. The Adviser generally will sell some or all of a company's stock if the Adviser perceives a major change in the long-term outlook for the company or its industry, if the stock becomes extremely overvalued based on the Adviser's proprietary valuation model, if the market value of the particular holding represents more than 5% of the Portfolio's total assets or if more than 15% of the Portfolio's total assets are invested in a single industry (based on SIC code).

     The Portfolio may, from time to time, invest in short-term instruments such as U.S. Treasury bills, certificates of deposit, high quality commercial paper and money market funds, to maintain liquidity to meet anticipated redemptions, pending investment in common stocks, and for temporary defensive purposes in response to adverse market, economic, political or other conditions. These temporary defensive positions are inconsistent with the Portfolio's principal investment strategies and make it more difficult for the Portfolio to achieve its investment objective of long-term capital appreciation.

RISKS

     Common stocks fluctuate in price. The value of the Portfolio will, therefore, go up and down, which means you could lose money by investing in the Portfolio. Common stocks are subject to market risk and objective risk. Market risk means that stock prices tend to rise and fall over short and even extended periods in tandem with changes in the securities markets generally. Markets move in cycles based on various economic factors, and your shares in the Portfolio will increase or decrease in value depending on general market conditions. Objective risk is the risk that the stocks held by the Portfolio may not fluctuate in the same way as the securities markets generally. This is because the Portfolio selects stocks for investment according to defined objectives and strategies. Stocks in a particular industry or market sector may perform better or worse than the stock markets, and a particular stock may increase or decrease in value more than other companies in that industry. Moreover, mid-cap stocks have historically increased in value over the long term more than large company stocks and are less risky than small company stocks. However, mid-cap stocks involve greater risk than large company stocks, especially at the lower end of the Adviser's capitalization range.

     The Portfolio is designed for investors who want to invest in mid-cap growth stocks, can assume greater than average risk and have a long-term investment horizon.

     An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

     There is no assurance that the Portfolio will achieve its investment objective.

EXPENSES

     Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with buying, selling, or exchanging shares.

     Shareholder fees are charges you pay when you buy, sell or exchange shares of the Portfolio. In the case of purchases and exchanges, shareholder fees reduce the amount of your payment that is invested in shares of the mutual fund. In the case of sales, shareholder fees reduce the amount of the sale proceeds returned to you.

     Annual fund operating expenses, on the other hand, are expenses that a mutual fund pays to conduct its business, including investment advisory fees and the costs of maintaining shareholder accounts, administering the fund, providing shareholder services, and other activities of the mutual fund. Annual fund operating expenses are deducted from a mutual fund's assets, and therefore reduce its total return.

     THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY, HOLD, SELL OR EXCHANGE CLASS A OR CLASS B SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                             CLASS A SHARES     CLASS B SHARES
                                             --------------     --------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of
offering price)(1)
                                             5.25%              None
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends              None               None

Contingent Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption proceeds,
whichever is less)(2)
                                             None               5.00%
Redemption Fees ($12.00 charge for each
wire redemption)                             None               None

Exchange Fee                                 $5.00              $5.00

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(3)

                                             CLASS A SHARES     CLASS B SHARES
                                             --------------     --------------
Management Fees(4)                           0.75%              0.75%
Distribution (12b-1) Fees                    0.25%              1.00%
Other Expenses(3)
      Custodian Fees                         0.07%              0.07%
      Transfer Fees                          0.03%              0.03%
      Other Fees                             0.65%              0.65%
                                             ----               ----
Total Other Expenses                         0.75%              0.75%
Annual Fund Operating Expenses(3)            1.75%              2.50%
                                             ====               ====
---------------------------

(1) You may qualify for a lower front-end sales charge on your purchases of Class A shares. See "How to Purchase Shares" and "Shareholder Services."

(2) The contingent deferred sales charge is reduced for each year that the Class B shares are owned, and is eliminated after six years. See "How to Purchase Shares" and "Shareholder Services."

(3) Annual Fund Operating Expenses, particularly Other Expenses, are based on estimated amounts for the current fiscal year, before applicable fee waivers and expense reimbursements. See note (4).

(4) The Adviser has committed to waive management fees for 1999 so that the total operating expenses for the Class A and Class B shares of the Portfolio will not exceed 1.25% and 2.00%, respectively, of the Portfolio's average daily net assets.

EXAMPLE

         THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE PORTFOLIO WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE PORTFOLIO FOR THE TIME PERIODS INDICATED AND THEN REDEEMED ALL OF YOUR SHARES AT THE END OF THOSE PERIODS (OTHER THAN THE LAST COLUMN WHICH ASSUMES YOU DO NOT REDEEM YOUR SHARES). THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE PORTFOLIO'S OPERATING EXPENSES REMAIN THE SAME. THE EXAMPLE IS FOR COMPARISON PURPOSES ONLY, BECAUSE ACTUAL RETURNS AND COSTS MAY BE DIFFERENT.


               CLASS A SHARES   CLASS B SHARES    CLASS B SHARES WITHOUT REDEMPTION
               --------------   --------------    ---------------------------------

After 1 Year   $   694           $    753                     $   253
After 3 Years  $ 1,048           $  1,079                     $   779


                                   MANAGEMENT

INVESTMENT ADVISER

     Ziegler Asset Management, Inc. is the Portfolio's investment adviser. It serves as investment adviser to all nine mutual funds included in the Principal Preservation family of funds, and privately manages numerous customer advisory accounts. As of June 30, 1998, Ziegler Asset Management had approximately
$ 1.2 billion of assets under its discretionary management. Ziegler Asset Management is a wholly-owned subsidiary of The Ziegler Companies, Inc., a publicly-owned financial services holding company. Its address is 215 North Main Street, West Bend, Wisconsin 53095.

     Under the terms of the Investment Advisory agreement, Ziegler Asset Management provides the Portfolio with overall investment advisory and administrative services. As compensation for serving as investment adviser to the Portfolio, Ziegler Asset Management receives an annual advisory fee, payable in monthly installments, equal to 0.75% on the first $250 million of the Portfolio's average daily net assets, 0.70% on the next $250 million, and 0.65% on average daily net assets in excess of $500 million.

SUB-ADVISER

     Geneva Capital Management Ltd. ("Geneva") serves as sub-adviser to the Portfolio and is responsible for managing its assets (subject to Ziegler Asset Management's oversight).

Under the terms of the Sub-Advisory Agreement, Geneva makes investment decisions for the Portfolio and supervises the acquisition and disposition of the Portfolio's investments. In addition to managing the Portfolio, Geneva manages numerous customer accounts as an investment adviser, and at June 30, 1998, had over $350 million under discretionary management. Geneva's investment team focuses primarily on mid-capitalization growth stocks. Its portfolio managers average almost 20 years in the investment business. Geneva receives a sub-advisory fee which is paid by Ziegler Asset Management (and not by the Portfolio) out of its advisory fee. Geneva's address is 250 East Wisconsin Avenue, Suite 1050, Milwaukee, Wisconsin 53202.

PORTFOLIO MANAGERS

     An investment team, consisting of William A. Priebe, Amy S. Croen and John
J. O'Hare II, all of whom are officers of Geneva and chartered financial analysts (CFAs), is primarily responsible for the day-to-day management of the Portfolio's investments. The team selects securities for investment after thorough discussion and approval by its members. No stock may be bought or sold without prior team approval. Mr. Priebe has been Principal and President of Geneva since 1987 after having managed assets for First Wisconsin Trust Co. Mr. Priebe received an MBA from the University of Chicago in 1977, an MA in Finance from Northern Illinois University in 1968 and a BA from Northern Illinois University in 1965. Ms. Croen has been Principal and Executive Vice President of Geneva since 1987, after serving as a securities analyst for First Wisconsin Trust Co. for six years. Ms. Croen received an MBA from Columbia University in 1979 and a BA from Princeton University in 1975. Mr. O'Hare has been Vice President of Geneva since 1997. From 1992 to 1997, he was a senior analyst at The Nicholas Funds. Before then he was a securities analyst for Barrington Research and Kemper Securities. Mr. O'Hare received a BA from the University of Wisconsin-Whitewater in 1981.


                             HOW TO PURCHASE SHARES
GENERAL

     You may buy Class A shares or Class B shares of the Portfolio through Principal Preservation's distributor, B.C. Ziegler and Company ("Ziegler" or the "Distributor") and Selected Dealers (including banks) who have agreements with respect to the distribution of shares of the Portfolio. You also may purchase shares in connection with asset allocation programs, wrap free programs and other programs of services offered or administered by broker-dealers, investment advisers, financial institutions and certain other service providers, provided the program meets certain standards established from time to time by the Distributor.

MINIMUM PURCHASE AMOUNTS

     The Portfolio has established minimum amounts that a person must invest to open an account initially, and to add to the account at later times. The Portfolio has established these minimum investment amounts in order to help control its operating expenses. The Portfolio incurs certain fixed costs with the opening and maintaining of every account and the acceptance of every additional investment, regardless of the amount of the investment involved. Accordingly, the acceptance and maintenance of small shareholder accounts and small additional investments increases the Portfolio's operating expense ratio, and adversely affects its total return. The table below shows the minimum initial investment amounts and additional investment amounts currently in effect for the Portfolio for various types of investors.


                                   MINIMUM INITIAL         MINIMUM ADDITIONAL
TYPE OF INVESTOR                 INVESTMENT AMOUNT        INVESTMENT AMOUNT(1)
----------------                 -----------------        --------------------

All  investors,  except special       $1,000                     $50
investors listed below

IRAs, Keogh plans, self-directed       $500                      $25
retirement accounts and custodial
accounts under the Uniform
Gifts/Transfers to Minors Act
(see "Shareholder Services")

Purchases through Systematic           $100                    $100(2)
Purchase Plans (see "Shareholder
Services-Systematic Purchase Plan")


---------------------------

(1) There is no minimum additional investment requirement for purchases of shares of the Portfolio if: (i) the purchase is made in connection with an exchange from another mutual fund within the Principal Preservation family of funds (see "Redeeming and Exchanging Shares - Exchanging Shares"); (ii) reinvestment of distributions received from another mutual fund within the Principal Preservation family of funds or from various unit investment trusts sponsored by the Distributor; (iii) the reinvestment of interest and/or principal payments on bonds issued by Ziegler Mortgage Securities, Inc. II; and (iv) reinvestments of interest payments on bonds underwritten by the Distributor.

(2)  The minimum subsequent monthly investment under a Systematic Purchase
     Plan is reduced to $50 for IRAs, Keogh plans, self-directed retirement plan accounts and custodial accounts under the Uniform Gifts/Transfers to Minors Act until the account balance reaches $500, after which the minimum additional investment amount is reduced to $25. The minimum subsequent investment amount also is reduced to $50 for all other accounts with balances of $1,000 or more.

TWO CLASSES OF SHARES

     This Prospectus describes two classes of shares, Class A shares and Class B shares. You pay a sales charge immediately when you purchase Class A shares (front-end sales charge). You pay a sales charge when you redeem Class B shares held for less than six years (contingent deferred sales charge). In addition, you pay higher "12b-1 fees" and thus higher annual operating expenses for Class B shares than Class A shares.

     Whether you should purchase Class A or Class B shares depends on how long you intend to hold the shares and the size of your investment. If you intend to own shares for more than six years and have a smaller investment, you should consider Class B shares. If you plan to redeem shares in less than six years or have a larger investment, you should consider Class A shares. The following table shows some of the differences between Class A and Class B shares:

CLASS A SHARES                               CLASS B SHARES
--------------                               --------------
Maximum 5.25% front-end sales charge         No front-end sales charge

No contingent deferred sales charge          Maximum 5.0% contingent deferred
                                             sales charge (reducing each year
                                             you own your shares, and going to
                                             zero after six years)

Lower annual expenses, including the         Higher annual expenses, including
12b-1 fee, than Class B shares               the 12b-1 fee, than Class A shares

No conversion to Class B shares              Automatic conversion to Class A
                                             shares after eight years

     You should bear in mind that exchanges of shares among the various mutual funds included in the Principal Preservation family can be made only for shares of the same Class, except that Class A shares of any Principal Preservation mutual fund may be exchanged for Class X (Retail Class) shares of the Cash Reserve Portfolio, and vice versa. As a result, Class B shares can be exchanged only for shares of the other Portfolios that offer Class B shares.

PURCHASING CLASS A SHARES

     Front-End Sales Charge. You may purchase Class A shares of the Portfolio at net asset value plus a maximum front-end sales charge of 5.25% of the public offering price (which includes the sales load). The front-end sales charge is reduced or eliminated on certain purchases, as described below.

     The table below shows the front-end sales charges (expressed as a percentage of the public offering price and of the net amount invested) in effect for purchases of Class A shares of the Portfolio.

                                        PUBLIC OFFERING        NET AMOUNT
          SIZE OF INVESTMENT                 PRICE              INVESTED
          ------------------            ---------------        ----------
Less than $25,000                            5.25%                5.54%

$25,000 but less than $50,000                5.00%                5.26%

$50,000 but less than $100,000               4.75%                4.98%

$100,000 but less than $250,000              3.75%                3.40%

$250,000 but less than $500,000              3.00%                3.09%

$500,000 but less than $1,000,000            2.00%                2.04%

$1,000,000 or more                           None                 None


     Reduced Front-End Sales Charges. There are several ways to pay a lower sales charge. One is to increase the initial investment to reach a higher discount level. The scale in the table above is applicable to initial purchases of Portfolio shares by any "purchaser." The term "purchaser" includes (1) an individual, (2) an individual, his or her spouse and their children under the age of 21 purchasing shares for his or her own accounts, (3) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account, (4) a pension, profit-sharing, or other employee benefit plan qualified or non- qualified under Section 401 of the Internal Revenue Code, (5) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code, (6) employee benefit plans qualified under Section 401 of the Code of a single employer or employers who are "affiliated persons" of each other within the meaning of
Section 2(a)(3)(c) of the Act, or (7) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount.

     Another way to pay a lower sales charge is for a "purchaser" to add to his investment so that the current offering price value of his shares, plus the new investment, reach a higher discount level. For example, if the current offering price value of the shares held by a shareholder in the Portfolio equals $100,000, the shareholder will pay a reduced sales charge on additional purchases of shares. If the shareholder invested an additional $100,000, the sales charge would be 3.75% on that additional investment. Your holdings of Class A and Class B shares in all Principal Preservation Portfolios which have a sales charge will be aggregated in determining the break-point at which you are entitled to purchase in the Portfolio.

     A third way is for a "purchaser" to sign a non-binding statement of intention to invest $25,000 or more over a 13 month period in any one or combination of Principal Preservation Portfolios which have a sales charge. If the purchases are completed during that period, each purchase will be at a sales charge applicable to the aggregate of the shareholder's intended purchases. Under terms set forth in the statement of intention, shares valued at 5% of the amount of intended purchase are escrowed and will be redeemed to cover the additional sales charge payable if the statement is not completed. Any remaining shares held in escrow will be released to the purchaser. A purchaser will continue to earn dividends and capital gains distributions declared by the Portfolio with respect to shares held in escrow.

     A reduced front-end sales charge is also available on the purchase of Class A shares by members of a qualified group. The sales charge for such persons is calculated by taking into account the aggregate dollar value of shares of all Principal Preservation shares sold subject to a sales charge being purchased or currently held by all members of the group. Further information on group purchases is contained in "Purchase of Shares" in the Statement of Additional Information.

     Finally, Class A shares may be purchased with a reduced sales charge of
0.50 of 1% by directors of The Ziegler Companies, Inc. who are not also employees of the Distributor.

     To receive the benefit of the reduced sales charge, the shareholder must inform Principal Preservation, the Distributor or the Selected Dealer that the shareholder qualifies for such a discount.

     Purchases Without a Front-End Sales Charge. Class A shares of the Portfolio may be purchased at net asset value (that is, without a front-end sales charge) by various types of purchasers as described below.


$1.0 Million Purchases                Class A shares may be purchased at net
                                      asset value by a purchaser purchasing at least $1.0 million of shares or the value of whose account at the time of purchase is at least $1.0 million, if the purchase is made through a Selected Dealer who has executed a dealer agreement with the Distributor. The term "purchaser" has the meaning described in "Reduced Front-End
                                      Sales Charges" above. The Distributor may make a payment or payments, out of its own funds, to the Selected Dealer in an amount not to exceed 0.75 of 1% of the amount invested. All or a part of such payment may be conditioned on the monies remaining invested with Principal Preservation for a minimum period of time.

Employee Benefit Plans                Any pension, profit sharing or other
                                      employee benefit plan qualified under
                                      Section 401 of the Internal Revenue Code may purchase Class A shares at net asset value. If such a plan purchases shares of any of the Portfolio through a Selected
                                      Dealer, the Distributor may make a payment or payments, out of its own funds, to the Selected Dealer in an amount not to exceed
                                      0.75 of 1% of the amount invested.

State and Municipal                   Class A shares of the Portfolio also may
Governments and                       be purchased at net asset value without a
Charities                             sales charge by any state, county or city,
                                      or any instrumentality, department,
                                      authority or agency thereof, and by any
                                      nonprofit organization operated for
                                      religious, charitable, scientific,
                                      literary, educational or other benevolent purpose which is exempt from federal income tax pursuant to Section 501(c)(3) of the Internal Revenue Code; provided that any such purchaser must purchase at least $500,000 of Class A shares, or the value of such purchaser's account at the time of purchase must be at least
                                      $500,000.

Investors Transferring                Class A shares may also be purchased at
From Unrelated Load                   at net asset value when payment for those
Funds                                 shares represents the proceeds from the
                                      redemption of shares of another mutual
                                      fund which charges a sales charge and
                                      which is not part of Principal
                                      Preservation. A purchase of shares of the Portfolio may be made at net asset value under this provision regardless of whether the sales charge was paid on the shares redeemed in the unrelated fund. However, the redemption of those shares must have occurred no more than 90 days prior to the purchase of shares of the Portfolio. The
                                      Distributor may make a payment or
                                      payments, out of its own funds, to
                                      Selected Dealers effecting such exchanges, in an amount not to exceed 0.50 of 1% of the amount invested. All or a part of such payment may be conditioned upon the monies remaining invested with Principal
                                      Preservation for a minimum period of time.

Persons Associated with               Class A shares may be purchased at net
Principal Preservation                asset value by: Directors and Preservation
and Its Service Providers             and Its Service officers of Principal
                                      Preservation (including shares purchased
                                      jointly with Providers or individually by
                                      any such person's spouse and shares
                                      purchased by any such person's children or
                                      grandchildren under age 21); employees of
                                      the Distributor, Selected Dealers, Skyline
                                      Asset Management, L.P. (the sub-adviser to
                                      the Select Value Portfolio) and Geneva,
                                      and the trustee or custodian under any
                                      pension or profit-sharing plan established
                                      for the benefit of the employees of any of
                                      the foregoing. The term "employee"
                                      includes an employee's spouse (including
                                      the surviving spouse of a deceased
                                      employee), parents (including step-parents
                                      and in-laws), children, grandchildren
                                      under age 21, siblings, and retired
                                      employees.

Reinvestments of                      Class A shares may be purchased without a
Distributions From                    sales charge upon the reinvestment of
Principal Preservation                distributions from any Principal
Mutual Funds and Other                Preservation mutual fund, or investment of
Investment Vehicles                   distributions from various unit investment
Sponsored by Ziegler                  trusts sponsored by the Sponsored the
                                      Distributor; the reinvestment of principal or interest payments on bonds issued by Ziegler Mortgage Securities, Inc. II; or the reinvestment of interest payments on bonds underwritten by the Distributor.

Purchases Through                     Class A shares may be purchased without a
Certain Investment                    sales charge through an asset Investment
Programs                              Programs allocation program, wrap fee
                                      program or similar program of services
                                      offered or administered by a
                                      broker-dealer, investment adviser,
                                      financial institution or other service
                                      provider, provided the program meets
                                      certain standards established from time to time by the Distributor. You should read the program materials provided by the service provider, including information related to fees, in conjunction with this Prospectus. Certain features of the
                                      Portfolio may not be available or may be modified in connection with the program of services. When shares are purchased this way, the service provider, rather than you as the service provider's customer, may be the shareholder of record for the shares.
                                      The service provider may charge fees of
                                      its own in connection with your
                                      participation in the program of services.
                                      Certain service providers may receive
                                      compensation from Principal Preservation and/or the Distributor for providing such services.

Reinvestment Privilege                If you redeem Class A shares, you may
                                      reinvest all or part of the redemption
                                      proceeds in Class A shares of the
                                      Portfolio, without a front-end sales
                                      charge, if you send written notice to
                                      Principal Preservation or the Transfer
                                      Agent not more than 90 days after the
                                      shares are redeemed. Your redemption
                                      proceeds will be reinvested on the basis of net asset value of the shares in effect immediately after receipt of the written request. You may exercise this reinvestment privilege only once upon redemption of your shares. Any capital gains tax you incur on the redemption of your shares is not altered by your subsequent exercise of this privilege. If the redemption resulted in a loss and reinvestment is made in shares, the loss will not be recognized.

PURCHASING CLASS B SHARES

     You may purchase Class B Shares at net asset value with no front-end sales charge. However, you pay a contingent deferred sales charge (expressed as a percent of the lesser of the current net asset value or original cost) if you redeem your Class B shares within six years after purchase. No contingent deferred sales charge is imposed on any shares that you acquire through the reinvestment of dividends and capital gains distributions paid by the Portfolio on your Class B shares. To reduce your cost, when you redeem shares in the Portfolio, you will redeem either shares that are not subject to a contingent deferred sales charge (i.e., those purchased through the reinvestment of dividends and capital gains), if any, or shares with the lowest contingent deferred sales charge. The contingent deferred sales charge is waived upon redemption of shares following the death or disability of a shareholder or for mandatory or hardship distributions from retirement plans, IRAs and 403(b) plans or to meet certain retirement plan requirements.

     Contingent Deferred Sales Charge. The table below shows the contingent deferred sales charge applicable to Class B shares based on how long you hold the shares before redeeming them. The percentages reflected in the table are based on the lessor of the net asset value of your Class B shares at the time of purchase or at the time of redemption.


HOLDING                                      CONTINGENT DEFERRED SALES CHARGE
-------                                      --------------------------------
1 Year or less                                            5.00%

More than 1 Year, but less than 3 Years                   4.00%

3 Years, but less than 4 Years                            3.00%

4 Years, but less than 5 Years                            2.00%

5 Years, but less than 6 Years                            1.00%

6 Years or More(1)                                        None



-------------------------

(1) Class B shares convert to Class A shares automatically after they have been held for eight years.

DISTRIBUTION EXPENSES

     In addition to the front-end or contingent deferred sales charges that apply to the purchase of shares, the Portfolio has adopted a Distribution Plan (the "Plan") under Rule 12b-1 that allows the Portfolio to pay distribution and other fees for the sale of its shares and for services provided to shareholders. The Plan permits payments to be made by the Portfolio to the Distributor to reimburse it for expenditures incurred by it in connection with the distribution of the Portfolio's shares to investors, and to provide compensation to the Distributor in connection with sales of Class B shares. The reimbursement payments include, but are not limited to, payments made by the Distributor to selling representatives or brokers as a service fee, and costs and expenses incurred by the Distributor for advertising, preparation and distribution of sales literature and prospectuses to prospective investors, implementing and operating the Plan and performing other promotional or administrative activities on behalf of each of the Portfolios. Plan payments may also be made to reimburse the Distributor for its overhead expenses related to distribution of the Portfolio's shares. No reimbursement may be made under the Plan for expenses of the past fiscal years or in contemplation of expenses for future fiscal years.

     Under the Plan, the Portfolio pays a service fee of up to 0.25 of 1% of the Portfolio's average daily net assets for both Class A and Class B shares. This shareholder servicing fee is used to reimburse the Distributor for certain shareholder services as described above. In addition, the Portfolio pays a distribution fee of 0.75 of 1% of the portion of the Portfolio's average daily net assets represented by its Class B shares. This distribution fee is compensatory in nature, meaning the Distributor is entitled to receive the fee regardless of whether its costs and expenses equal or exceed the fee. Class B shares automatically convert to Class A shares eight years after purchase, after which time the shares no longer are subject to this distribution fee but, like all other Class A shares, remain subject to the service fee.

     Because the distribution and service fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

METHODS FOR PURCHASING SHARES

     All purchases must be in U.S. dollars and your check must be drawn on a U.S. bank. Principal Preservation will not accept cash or traveler's checks. If your check does not clear, your purchase will be canceled and you will be responsible for any losses and any applicable fees. When you buy shares by any type of check, wire transfer or automatic investment purchase, you may not be able to redeem the shares for fifteen days or until your check has cleared, whichever is later. This does not limit your right to redeem shares. Rather, it operates to make sure that payment for the shares redeemed has been received by Principal Preservation.

     Your order for the purchase of shares will be deemed to have been received when it is physically received by the Transfer Agent, the Distributor, a Selected Dealer or certain other financial services firms that have entered into an agreement with Principal Preservation appointing the firm as an agent of Principal Preservation for the purpose of accepting share purchase and redemption orders. Such financial services firms are authorized under this agreement to designate other intermediaries to accept share purchase and redemption orders on their behalf. If your purchase order is received prior to the close of trading on the New York Stock Exchange, it will be invested at the net asset value computed for the relevant Portfolio on that day. If your order is received after the close of trading on the New York Stock Exchange, it will be invested at the net asset value determined for the relevant Portfolio as of the close of trading on the New York Stock Exchange on the next business day.

     The following describes the different ways in which you may purchase shares and the procedures you must follow in doing so.

==================================================================================================================================
                                                                                                TO ADD TO
METHOD OF PURCHASE                     TO OPEN A NEW ACCOUNT                             AN EXISTING ACCOUNT
==================================================================================================================================
BY MAIL OR PERSONAL DELIVERY     1. Complete the Account Application included    1. Complete the Additional Investment form
                                    in this prospectus.                             included  with your account statement.
Personally deliver or send                                                          Alternatively, you may write a note
by First Class or Express        2. Make your check or money order payable to:      indicating your account number.
Mail or Private  Delivery           "Principal Preservation."
Service to:                                                                      2. Make your check payable to "Principal
                                    Note:  The amount of your purchase must meet    Preservation."
Principal Preservation              the applicable minimum initial investment
215 N. Main Street                  account. See "Purchasing Shares - Minimum    3. Personally deliver or mail the
West Bend WI 53095                  Purchase Amounts."                              Additional Investment Form (or note) and
                                                                                    and our check or money order.
                                 3. Personally deliver or mail the completed
                                    Account Application and your check or money
                                    order.
----------------------------------------------------------------------------------------------------------------------------------
AUTOMATICALLY                    Not Applicable                                  USE ONE OF PRINCIPAL PRESERVATION'S
                                                                                 AUTOMATIC INVESTMENT PROGRAMS. Sign up for these
                                                                                 services when you open your account, or call
                                                                                 1-800-826-4600 for instructions on how to add them
                                                                                 to your existing account.

                                                                                 SYSTEMATIC PURCHASE PLAN. Make regular, systematic
                                                                                 investments into your Principal Preservation
                                                                                 account(s) from your bank checking or NOW account.
                                                                                 See "Shareholder Services - Systematic Purchase
                                                                                 Plan."
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AUTOMATIC DIVIDEND REINVESTMENT. Unless you choose
                                                                                 otherwise, all of your dividends and capital gain
                                                                                 distributions automatically will be reinvested in
                                                                                 additional Portfolio shares. You also may elect to
                                                                                 have your dividends and capital gain distributions
                                                                                 automatically invested in shares of another
                                                                                 Principal Preservation mutual fund.
------------------------------------------------------------------------------------------------------------------------------------

==================================================================================================================================
                                                                                                TO ADD TO
METHOD OF PURCHASE                     TO OPEN A NEW ACCOUNT                             AN EXISTING ACCOUNT
==================================================================================================================================
TELEPHONE                     BY EXCHANGE                                        BY EXCHANGE

1-800-826-4600                Call to establish a new account by exchanging      Add to an account by exchanging funds from another
                              funds from an existing Principal Preservation      Principal Preservation. See "Redeeming and
                              account. See "Redeeming and Exchanging Shares -    Exchanging Shares - Exchanging Shares."
                              Exchanging Shares - Exchanging Shares."
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FIRMS      You may purchase shares in the Portfolio through   You may purchase additional shares in the Portfolio
                              a broker-dealer or other financial service firm    through a broker-dealer or other financial services
                              that may charge a transaction fee.                 firm that may charge a transaction fee.

                              Principal Preservation may accept requests to      Principal Preservation may accept to requests to
                              purchase shares into a broker-dealer street name   purchase additional shares into a broker-dealer
                              account only from the broker-dealer.               street name account only from the broker-dealer.
====================================================================================================================================

                              HOW TO REDEEM SHARES

GENERAL INFORMATION

     You may have any or all of your shares redeemed as described below on any day Principal Preservation is open for business. Class A shares will be redeemed at net asset value. Class B shares will be redeemed at net asset value, less the amount of the remaining contingent deferred sales charge, if any, depending on how long you have held the shares. If your redemption order is received prior to the close of the New York Stock Exchange, the redemption will be at the net asset value calculated that day. If not, you will receive the net asset value calculated as of the close of trading on the next New York Stock Exchange trading day.

REDEMPTIONS

     The following table describes different ways that you may redeem your shares, and the steps you should follow.

METHOD                     STEPS TO FOLLOW
------                     ---------------
BY MAIL                    To redeem shares by mail, send the following
                           information to the Transfer Agent:

Address to:
-----------
Principal Preservation         -   A written request for redemption signed by
215 N. Main Street                 the registered owner(s) of the shares,
West Bend WI 53095                 exactly as the account is registered,
                                   together with the shareholder's account
                                   number;

                               -   The certificates for the shares being
                                   redeemed, if any;

                               -   Any required signature guarantees (see
                                   "Other Information About Redemptions"
                                   below); and

                               -   Any additional documents which might be
                                   required for redemptions by corporations, executors, administrators, trustees, guardians, or other similar entities.

                           The Transfer Agent will redeem shares when it has received all necessary documents. You will be notified promptly by the Transfer Agent if your redemption request cannot be accepted. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.


BY TELEPHONE               If you have completed the Telephone Redemption
1-800-826-4600             Authorization and signature guarantee sections of
                           the Account Application, you may redeem shares by calling Principal Preservation. If you did not sign up for telephone redemptions when you opened your account and would like to do so, call, write or stop into Principal Preservation's offices and request, return a Telephone Redemption Authorization Form.

                           Please note: You may not redeem shares by telephone if you hold stock certificates for those shares. Additionally, shares paid for by personal, corporate, or government check cannot normally be redeemed before the 15th day after the purchase date or until the check clears.

METHOD                     STEPS TO FOLLOW
------                     ---------------

SYSTEMATIC WITHDRAWAL      You can set up an automatic systematic withdrawal
PLAN                       plan from any of your Principal Preservation
                           accounts. To establish the systematic withdrawal plan, complete the appropriate section of the Account Application or call, write or stop by Principal Preservation and request a Systematic
                           Withdrawal Plan Application Form and complete, sign and return the Form to Principal Preservation. See
                           "Shareholder Services - Systematic Withdrawal Plan."

FINANCIAL SERVICES FIRMS   You also may redeem shares through broker-dealers,
                           financial advisory firms and other financial institutions, which may charge a commission or other transaction fee in connection with the redemption.

RECEIVING REDEMPTION PROCEEDS

     You may request to receive your redemption proceeds by mail or wire. Follow the steps outlined below. The Transfer Agent will not send redemption proceeds until all payments for the shares being redeemed have cleared, which may take up to 15 days from the purchase date of the shares.

METHOD                     STEPS TO FOLLOW
------                     ---------------
BY MAIL                    The Transfer Agent mails checks for redemption
                           proceeds typically within one or two days, but not later than seven days, after it receives the request and all necessary documents. There is no charge for this service.

BY WIRE The Transfer Agent will normally wire redemption proceeds to your bank the next business day after receiving the redemption request and all necessary documents. The signatures on any written request for a wire redemption must be guaranteed. The Transfer Agent currently deducts a $12.00 wire charge from the redemption proceeds. This charge is subject to change. You will be responsible for any charges which your bank may make for receiving wires.

OTHER INFORMATION ABOUT REDEMPTIONS

     Telephone Redemptions. By establishing the telephone redemption service, you authorize B.C. Ziegler and Company, as Principal Preservation's transfer agent (the "Transfer Agent"), to: (1) act upon the instruction of any person by telephone to redeem shares from the account for which such services have been authorized; and (2) honor any written instructions for a change of address if accompanied by a signature guarantee. You assume some risk for unauthorized transactions by establishing the telephone redemption services. The Transfer Agent has implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of various pieces of personal information and providing written confirmation of such transactions. If the Transfer Agent, Principal Preservation, or any of their employees fails to abide by these procedures, Principal Preservation may be liable to a shareholder for losses the shareholder suffers from any resulting unauthorized transaction(s). However, none of the Transfer Agent, Principal Preservation or any of their employees will be liable for losses suffered by a shareholder which result from following telephone instructions reasonably believed to be genuine after verification pursuant to these procedures. This service may be changed, modified or terminated at any time. There is currently no charge for telephone redemptions, although a charge may be imposed in the future.

     Signature Guarantees. To protect you, the Transfer Agent and Principal Preservation from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Transfer Agent to be sure that you are the person who has authorized a redemption from your account. Signature guarantees are required for: (1) any redemptions by mail if the proceeds are to be paid to someone else or are to be sent to an address other than your address as shown on Principal Preservation's records; (2) any redemptions by mail which request that the proceeds be wired to a bank, unless you designated the bank as an authorized recipient of the wire on your account application or subsequent authorization form and such application or authorization includes a signature guarantee; (3) any redemptions by mail if the proceeds are to be sent to an address for the shareholder that has been changed within the past thirty (30) days; (4) authorizations to redeem by telephone; and (5) requests to transfer the registration of shares to another owner. These requirements may be waived by Principal Preservation in certain instances.

     The Transfer Agent will accept signature guarantees from all institutions which are eligible to provide them under federal or state law. Institutions which typically are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan associations and credit unions. A signature guarantee is not the same as a notarized signature.

     Closing Small Accounts. If, due to redemption, your account in the Portfolio drops below $500 for three months or more, the Portfolio has the right to redeem your account, after giving 60 days' written notice, unless you make additional investments to bring the account value to $1,000 or more.

     Suspension of Redemptions. Principal Preservation may suspend the right to redeem shares of one or more of the Portfolios for any period during which: (1) the Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted; (2) there is an emergency as a result of which it is not reasonably practical for the Portfolio(s) to sell its securities or to calculate the fair value of its net assets; or (3) the

Securities and Exchange Commission may permit for the protection of the shareholders of the Portfolio(s).

     Redemptions In Other Than Cash. It is possible that conditions may arise in the future which would, in the opinion of the Board of Directors of Principal Preservation, make it undesirable for the Portfolio to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in securities or other property of the Portfolio. However, the Portfolio is obligated under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Portfolio's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Persons receiving such securities would incur brokerage costs when these securities are sold.


                                EXCHANGING SHARES

GENERAL INFORMATION

     Subject to compliance with applicable minimum investment requirements, shares of any Principal Preservation mutual fund (including the Portfolio) may be exchanged for shares of the same Class of any other Principal Preservation mutual fund in any state where the exchange legally may be made. Additionally, Class A shares of any Principal Preservation mutual fund (including any of the Portfolios) may be exchanged for Class X (Retail Class) shares of the Cash Reserve Portfolio, and vice versa. Before engaging in any exchange, you should obtain from Principal Preservation and read the current prospectus for the mutual fund into which you intend to exchange. Principal Preservation charges a $5.00 administrative fee for all exchanges.

     An exchange of shares is considered a redemption of the shares of the Principal Preservation mutual fund from which you are exchanging, and a purchase of shares of the Principal Preservation mutual fund into which you are exchanging. Accordingly, you must comply with all of the conditions on redemptions for the shares being exchanged, and with all of the conditions on purchases for the shares you receive in the exchange. Moreover, for tax purposes you will be considered to have sold the shares exchanged, and you will realize a gain or loss for federal income tax purposes on that sale.

SALES CHARGES APPLICABLE TO EXCHANGES

     Exchanging Class A Shares. If the exchange involves Class A shares, the standard front-end sales charge applicable to purchases of Class A shares of the Principal Preservation mutual fund into which the exchange is being made (as disclosed in the then current prospectus for that Principal Preservation mutual fund) will be charged in connection with the exchange, less any front-end sales charge previously paid by the shareholder with respect to the shares being exchanged, if any. For example, if you were exchanging Class A shares of the Tax-Exempt Portfolio for Class A shares of the Portfolio, you would pay a front-end sales charge on the exchange in an amount equal to the difference between: (a) the front-end sales charge you paid when you purchased your Portfolio shares (a maximum of 5.25%); minus (b) the front-end sales charge applicable to your purchase of Class A shares of the Tax-Exempt Portfolio (a maximum of 3.50%), or a maximum of 1.75%. However, if the shares you are exchanging represent an investment held for at least six months in any one or more Principal Preservation mutual funds (other than the Cash Reserve Portfolio), then Principal Preservation will not charge any additional front-end sales charge in connection with the exchange.

     Exchanging Class B Shares. You may exchange Class B shares in the Portfolio only for Class B shares of another Principal Preservation mutual fund. You will not pay a contingent deferred sales charge on any such exchange. However, the new Class B shares you receive in the exchange will remain subject to a contingent deferred sales charge based on the period of time for which you held the Class B shares you are exchanging.

RULES AND REQUIREMENTS FOR EXCHANGES

     In order to effect an exchange on a particular business day, Principal Preservation must receive an exchange order in good form no later than 3:00 p.m. Eastern Time. Principal Preservation may amend, suspend or revoke this exchange privilege at any time, but will provide shareholders at least 60 days' prior notice of any change that adversely affects their rights under this exchange privilege.

     An excessive number of exchanges may be disadvantageous to Principal Preservation. Therefore, Principal Preservation reserves the right to terminate the exchange privilege of any shareholder who makes more than three exchanges in any twelve consecutive month period or who makes more than one exchange during any calendar quarter.

     The following additional rules and requirements apply to all exchanges:

     - The shares you receive in the exchange must be of the same Class as the shares you are exchanging, except that Class A shares of any Portfolio may be exchanged for Class X shares of the Cash Reserve Portfolio and vice versa.

     - The account into which you wish to exchange must be identical to the account from which you are exchanging (meaning the account into which you are exchanging must be of the same type as the account from which you are exchanging, and the registered owner(s) of the account into which you are exchanging must have the same name(s), address and taxpayer identification or social security number as the registered owner(s) on the account from which you are exchanging).

     - The amount of your exchange must meet the minimum initial or minimum additional investment amount of the Principal Preservation mutual fund into which you are exchanging.

     - If the shares being exchanged are represented by a share certificate, you must sign the certificate(s), have your signature guaranteed and return the certificate(s) with your Exchange Authorization Form.

METHODS FOR EXCHANGING SHARES

     When you open an account with Principal Preservation, you automatically receive exchange privileges. Set forth below is a description of the different ways you can exchange shares and procedures you should follow when doing so.


METHOD                             STEPS TO FOLLOW
------                             ----------------

BY MAIL OR PERSONAL DELIVERY       Mail your exchange order.

                                   Please Note: Principal Preservation must
Personally deliver or send by      receive your exchange order no later than
first class or express mail        3:00 p.m. in order to effect an exchange on
private delivery addressed to:     that business day.

Principal  Preservation,
215 N. Main Street,
West Bend, WI 53095

BY TELEPHONE                       You receive telephone exchange privileges
                                   when you open your account. To decline the
1-800-826-4600                     telephone exchange privilege, you must check
                                   the appropriate box on the Account
                                   Application Form when you open an account.

                                   Call Principal Preservation to order the desired exchange and, if required, to establish a new account for the Principal Preservation mutual fund into which you wish to exchange.

                                   Telephone exchanges are not available if you have certificated shares.

FINANCIAL SERVICES FIRMS           You may exchange shares through a
                                   broker-dealer or other financial services firm, which may charge a transaction fee.

                              SHAREHOLDER SERVICES

         Principal Preservation offers a number of shareholder services designed to facilitate investment in Portfolio shares. Full details of each of the services, copies of the various plans described below and instructions as to how to participate in the various services or plans can be obtained by calling Principal Preservation at 1-800-826-4600.

SYSTEMATIC PURCHASE PLAN

         A Systematic Purchase Plan ("SPP") may be established at any time with a minimum initial investment of $100 and minimum subsequent monthly investments of $100. The minimum subsequent monthly investment is reduced to $50 for IRAs, Keogh plans, self-directed retirement plan accounts and custodial accounts under the Uniform Gifts/Transfers to Minors Act until your account balance reaches $500, after which the minimum is further reduced to $25. The minimum subsequent investment is also reduced to $50 for all other accounts with balances of $1,000 or more. By participating in the SPP, you may automatically make purchases of Principal Preservation shares on a regular, convenient basis. Under the SPP, your bank or other financial institution honors preauthorized debits of a selected amount drawn on your account each month and applied to the purchase of Principal Preservation shares. The SPP can be implemented with any financial institution that will accept the debits. There is no service fee for participating in the SPP. An application and instructions on establishing the SPP are available from your registered representative, the Distributor or Principal Preservation.

SYSTEMATIC WITHDRAWAL PLAN

         You may establish a systematic withdrawal plan if you own or purchase shares having a current offering price value of at least $10,000 in a single Portfolio (except no such minimum applies for distributions from an IRA). The systematic withdrawal plan involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. The minimum amount you may receive under a systematic withdrawal plan is $150 per month. Normally, you would not make regular investments at the same time you are receiving systematic withdrawal payments because it is not in your interest to pay a sales charge on new investments when, in effect, a portion of your new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000. You may terminate your systematic withdrawal plan at any time by written notice to Principal Preservation or the Transfer Agent.

REINVESTMENT OF DISTRIBUTIONS OR INTEREST PAYMENTS

         Unit holders of Ziegler-sponsored unit investment trusts, holders of Ziegler Mortgage Securities, Inc. II bonds and holders of bonds underwritten by Ziegler may purchase shares of Principal Preservation by automatically reinvesting distributions from their unit investment trust, reinvesting principal or interest from their Ziegler Mortgage Securities, Inc. II bonds, or reinvesting interest from the bonds underwritten by Ziegler, as the case may be. Unit holders and bondholders desiring to participate in this plan should contact the Distributor for further information.

TAX-SHELTERED RETIREMENT PLANS

         Shares of the Portfolios are available for purchase in connection with the following tax-sheltered plans: (1) Individual Retirement Accounts (including Education IRAs, Roth IRAs, Simplified Employee Pension Plan Accounts (SEP-IRAs) and Savings Incentive Match Plan for Employees Accounts (SIMPLE-IRAs)); (2) Keogh plans; (3) 401(k) Plans; and (4) 403(b) Plans for employees of most nonprofit organizations. Detailed information concerning these plans and prototypes of these plans and other information are available from the Distributor. They should be carefully reviewed and considered with your tax or financial adviser. Conventional IRA investors do not receive the benefits of long-term capital gains treatment when funds are distributed from their account.

SHAREHOLDER STATEMENTS AND REPORTS

         Shareholders receive confirmations at least quarterly regarding their transactions and reports at least semiannually setting forth various financial and other information related to the Portfolios.

         For further information regarding plan administration, custodial fees and other details, investors should contact the Distributor at 1-800-826-4600.


                                OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE PER SHARE

         The price of Portfolio shares is based on their net asset value. Net asset value per share of the Portfolio is determined by adding up the total market value of the Portfolio's investments and other assets and subtracting any of its liabilities, or debts, and then dividing by the number of outstanding shares of the Portfolio. The net asset value per share is calculated each business day, Monday through Friday, except on customary national business holidays which result in closing of the New York Stock Exchange (the "Exchange"). The calculation is as of the close of regular trading on the Exchange (4:00 p.m. Eastern time).

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND REINVESTMENTS

         Dividends from the Portfolio's net investment income are declared and paid quarterly. Dividends may be taken in cash or additional shares at net asset value (without a sales charge). You may also direct the Transfer Agent to invest the dividends in shares of any other Principal Preservation mutual fund for which you have an account. The investment occurs on the same day as the dividend distribution date. Unless you have elected in writing to the Transfer Agent to receive dividends and capital gain distributions in cash, they will be automatically reinvested in additional shares of the Portfolio.

         Capital gains distributions, if any, in the Portfolio will be declared annually and normally will be paid within 45 days after the end of the fiscal year.

TAX STATUS

         The Portfolio distributes substantially all of its net income and capital gains. The federal income tax status of all distributions are reported to shareholders annually. The Portfolio's distributions are taxable when they are paid, whether a shareholder takes them in cash or reinvests them in additional shares, except that distributions declared in December and paid in January each year are taxable as if paid on December 31 of the earlier year.

         Distributions may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on how long the Portfolio holds its assets). Given its investment objective and strategies, the Portfolio expects most of its distribution to consist of capital gains.

         The foregoing is only a summary of some of the more important tax considerations generally affecting the Portfolio and its shareholders. This discussion is not intended as a substitute for careful tax planning. You are urged to consult your tax adviser with specific reference to your own tax situation.

PRINCIPAL PRESERVATION PORTFOLIOS

         The Principal Preservation family of funds consists of the following mutual funds in addition to the Portfolio: S&P 100 Plus Portfolio, Dividend Achievers Portfolio, Select Value Portfolio, PSE Tech 100 Index Portfolio, Tax-Exempt Portfolio, Wisconsin Tax-Exempt Portfolio, Government Portfolio and Cash Reserve Portfolio. These other funds are offered by separate prospectuses.

                     PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                TERMS AND CONDITIONS OF GENERAL APPLICATION FORM

                             ADDITIONAL INVESTMENTS


         After a Shareholder account is established, additional investments in the amount of $50 or more ($25 or more for IRAs, Keogh Plans, Self-Directed Retirement Plan Accounts, and Custodial Accounts under the Uniform Gifts/Transfers to Minors Act) may be made to that existing account at any time. Additional investments will be applied to the purchase of full and fractional shares of the specified Portfolio at the public offering price. These investments should be accompanied by an investment transmittal stub (attached to any previously received shareholder confirmation) and mailed directly to B.C. Ziegler and Company, 215 North Main Street, West Bend, Wisconsin 53095 (the Transfer Agent). Additional investments can also be made through your dealer.


              INFORMATION PERTAINING TO THE STATEMENT OF INTENTION

         Subject to conditions specified below, each purchase during the 13-month period subsequent to the effective date of this application will be made at the public offering price applicable to a single transaction of the dollar amount indicated, as described in the then effective Prospectus. The offering price may be further reduced under the Combined Purchase and Cumulative Investment Privilege if the Transfer Agent is advised of any shares previously purchased and still owned. You understand that you may, at any time during the period, revise upward your stated intention by submitting a written request to that effect. Such revision shall provide for the escrowing of additional shares. The original period of the Statement, however, shall remain unchanged. Each separate purchase made pursuant to the Statement is subject to the terms and conditions contained in the Prospectus in effect at the time of that particular purchase. It is understood that you make no commitment to purchase shares, but that if purchases so made within 13 months from this date do not aggregate the amount specified, you will pay the increased amounts of sales charge prescribed in the terms of escrow. You or your dealer must refer to this Statement of Intention in placing each future order for shares while this Statement is in effect. It is understood that when remitting funds directly to the Transfer Agent for investment in your account, specific reference must be made to this Statement. This cancels and supersedes any previous instructions which you may have given inconsistent with the above. You have received a copy of the current Prospectus to which this application relates.

TERMS OF ESCROW TO THE STATEMENT OF INTENTION

         1. To assure compliance with provisions of the Investment Company Act of 1940, out of the initial purchase (or subsequent purchase if necessary) 5% of the dollar amount indicated on the reverse side hereof will be held in escrow in the form of shares (computed to the nearest full share at the applicable public offering price) registered in your name. These shares will be held by the Transfer Agent and be subject to the terms of escrow.

         2. If total purchases pursuant to this Statement equal the amount of the specified expected aggregate purchase, escrow shares will be released from restriction and be deposited to your account.

         3. If the total purchases pursuant to this Statement are less than the amount specified, you shall remit to the Dealer an amount equal to the difference between the dollar amount of sales charge actually paid and the amount of sales charge which would have been paid on the total purchases if all such purchases had been made at a single time. If the Distributor or the dealer, within 10 business days after request, does not receive this amount, they will instruct the Transfer Agent to redeem an appropriate number of escrow shares to realize such difference. If the proceeds from this redemption are inadequate, you will be liable to the Distributor or the dealer for the difference. The remaining shares after the redemption will be deposited to your account unless otherwise instructed.

         4. You hereby irrevocably constitute and appoint the Transfer Agent as attorney to surrender for redemption any or all shares on the books of Principal Preservation, under the conditions previously outlined, with full power of substitutions in the premises.

         5. Any dividends and capital gain distributions declared by Principal Preservation with respect to escrowed shares will be added to the escrow account.


              COMBINED PURCHASE AND CUMULATIVE INVESTMENT PRIVILEGE

         Shares may be purchased at the offering price applicable to the total of (a) dollar amount then being purchased plus (b) an amount equal to the value of the combined holdings of all series of Principal Preservation that have a sales charge of (1) an individual; (2) an individual, his spouse and their children under the age of 21 purchasing securities for his or their own account;
(3) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account; (4) a pension, profit sharing or other employee benefit plan qualified or non-qualified under Section 401 of the Internal Revenue Code (the "Code"); (5) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code; (6) employee benefit plans qualified under Section 401 of the Code of a single employer or of employers who are "affiliated persons" of each other within the meaning of Section 2(a)(3)(c) of the Securities Act of 1933, as amended; or (7) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order for this cumulative quantity discount to be made available, the shareholder or his securities dealer must notify B.C. Ziegler and Company of the total holdings in all series of Principal Preservation each time an order is placed.


                              TELEPHONE REDEMPTIONS

         If you elect to redeem by telephone, a signature guarantee must be included with the application. This authorizes and directs Principal Preservation and the Transfer Agent, acting as your attorneys-in-fact, to redeem any or all shares of Principal Preservation pursuant to instructions received by telephone from you or any other person and to wire the proceeds to the bank account designated in your application. You agree that any telephone instructions may be recorded.


                              DEALER AUTHORIZATION

         The dealer, in signing the Authorization, authorizes B.C. Ziegler and Company, as its agent and on its behalf, to purchase from time to time shares of Principal Preservation necessary for the shareholder who has signed the Authorization. B.C. Ziegler and Company is authorized and directed where necessary to cause the shares to be transferred to the name of the shareholder on the books of Principal Preservation to retain and to account to the dealer for the dealer's sales charge due on each purchase, to confirm each direct sale to the shareholder on behalf of the dealer, and to transmit to the shareholder each new Prospectus of Principal Preservation or supplement thereto delivered to it for that purpose. The dealer guarantees the genuineness of the signature(s) on the Authorization and represents that each person who has signed the Authorization is of legal age and not under legal disability. The dealer also represents that it is a duly licensed and registered dealer and that it may lawfully sell the specified securities in the state designated as the investor's mailing address. It further represents, if the sale has been made within the United States, that it is a member of the NASD and has entered into a soliciting dealer agreement with B.C. Ziegler and Company with respect to such shares.


         TERMS AND CONDITIONS FOR ESTABLISHING SYSTEMATIC PURCHASE PLAN

         1. OPENING A SYSTEMATIC PURCHASE PLAN ("SPP"). An SPP may be established at any time by submitting the information requested above to the Transfer Agent. Depending on the date you elect to have automatic investments made, the SPP may take up to 30 days to commence after receipt of the SPP request by the Transfer Agent. There is a minimum initial investment of $100.00 for accounts opened under the SPP, and for subsequent investments ($50 or more for IRAs, Keogh Plans, Self-Directed Retirement Plan Accounts, and Custodial Accounts under the Uniform Gifts/Transfers to Minors Act, until your account balance reaches $500, after which investments can be made in increments of $25 or more). The additional investment amount drops to $50 for SPP participants whose accounts exceed $1,000.

         2. INVESTMENTS. Principal Preservation shall collect the amount specified from your account at the designated financial institution as hereby authorized, debiting such account to its own order. Other than the sales charge, there are no service fees for participation in the SPP. Principal Preservation shall treat each deposit as if it were made by you directly.

         3. TERMINATION. The privilege of making deposits under this service may be revoked by Principal Preservation without prior notice if any debit is not paid upon presentation. Principal Preservation shall be under no obligation to notify you of the non-payment and Principal Preservation shall have no liability whatsoever with respect thereto. You may discontinue the SPP by written notice to the Transfer Agent which is received at least ten business days prior to the collection date or the SPP may be discontinued at any time by Principal Preservation upon 30 days written notice prior to any collection date.

         4. CHANGES IN ACCOUNT. In order to continue participation in the SPP, you must notify the Transfer Agent in writing of changes in your account. A "Voided" check reflecting the change of account must be attached to the written notification.

         5. AVAILABILITY. The SPP is available only through financial institutions that have agreed to participate in such plans and may not be available to residents of certain states.

                                     PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                                     MANAGED GROWTH PORTFOLIO
                                     215 North Main Street
                                     West Bend, Wisconsin 53095
                                     SEC File No. 811-4401

INVESTMENT ADVISER                   SUB-ADVISER                           DISTRIBUTOR, ACCOUNTING/PRICING AGENT, AND
Ziegler Asset Management, Inc.       Geneva Capital Management Ltd.        TRANSFER AND DIVIDEND DISBURSING AGENT
215 North Main Street                250 East Wisconsin Avenue             B.C. Ziegler and Company
West Bend, Wisconsin 53095           Suite 1050                            215 North Main Street
                                     Milwaukee, Wisconsin  53202           West Bend, Wisconsin 53095

CUSTODIAN                            COUNSEL                               INDEPENDENT PUBLIC ACCOUNTANTS
Firstar Trust Company                Quarles & Brady LLP                   Arthur Andersen LLP
777 East Wisconsin Avenue            411 East Wisconsin Avenue             100 East Wisconsin Avenue
Milwaukee, WI 53202                  Milwaukee, Wisconsin 53202            Milwaukee, Wisconsin 53202


A supplement to the Prospectus, called the Statement of Additional Information (the "SAI"), contains more detailed information about the Managed Growth Portfolio. The SAI is on file with the Securities and Exchange Commission (the "SEC") and is legally part of the Prospectus. The SAI may be obtained for free by calling 1-800-826-4600 or from Selected Dealers through whom Portfolio shares may be bought or sold.

For more information about the Portfolio, you can:

     - Call 1-800-826-4600,

     - Write to Principal Preservation Portfolios, 215 North Main Street, West Bend, Wisconsin 53095, or

     - Visit the SEC's website at http://www.sec.gov

You can also obtain copies of documents about the Portfolio that are on file with the SEC by visiting the SEC's Public Reference Room in Washington, D.C. (telephone 1-800-SEC-0330) or by sending your request and a fee for duplications to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

STATEMENT OF ADDITIONAL INFORMATION
  DATED JANUARY 1, 1999
PRINCIPAL PRESERVATION PORTFOLIOS, INC.
MANAGED GROWTH PORTFOLIO
215 North Main Street
West Bend, Wisconsin  53095



         This Statement of Additional Information contains detailed information about the Managed Growth Portfolio (the "Portfolio"), a mutual fund series of Principal Preservation Portfolios, Inc. ("Principal Preservation"). The investment objective of the Portfolio is long-term capital appreciation. The Portfolio is managed by Ziegler Asset Management, Inc. as investment adviser and Geneva Capital Management Ltd. as sub-adviser (collectively, the "Adviser").

         Portfolio shares may be purchased, and the Portfolio's Prospectus may be obtained, directly from B.C. Ziegler and Company (the "Distributor"), 215 North Main Street, West Bend, Wisconsin 53095, telephone 800-826-4600, or from Selected Dealers (see the Prospectus dated January 1, 1999 for more complete information, including an account application.) This Statement of Additional Information is not a prospectus, and should be read in conjunction with the Portfolio's Prospectus. This Statement of Additional Information provides details about the Portfolio that are not required to be put into the Prospectus, and should be viewed as a supplement to, and not as a substitute for, the Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.


                                TABLE OF CONTENTS

                                                                      PAGE
                                                                      ----
STATEMENT OF ADDITIONAL INFORMATION.....................................1
FUND HISTORY AND CAPITAL STOCK..........................................2
INVESTMENT PROGRAM......................................................3
INVESTMENT RESTRICTIONS.................................................9
MANAGEMENT OF PRINCIPAL PRESERVATION...................................11
PURCHASE OF SHARES.....................................................18
DISTRIBUTION EXPENSES..................................................19
DETERMINATION OF NET ASSET VALUE PER SHARE.............................22
PERFORMANCE INFORMATION................................................22
TAX STATUS.............................................................26
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES....................27
PORTFOLIO TRANSACTIONS AND BROKERAGE...................................27
COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS.............................28

                         FUND HISTORY AND CAPITAL STOCK

         The Portfolio commenced operations on January 1, 1999. The Portfolio is a series of Principal Preservation Portfolios, Inc. Principal Preservation is a diversified, open-end management investment company, and was organized in 1984 as a Maryland corporation.

         The authorized common stock of Principal Preservation consists of one billion shares, with a par value of $.001 per share. Shares of Principal Preservation are divided into nine mutual fund series, each with distinct investment objectives and strategies: Tax-Exempt Portfolio, Government Portfolio, S&P 100 Plus Portfolio, Dividend Achievers Portfolio, Select Value Portfolio, Managed Growth Portfolio, PSE Tech 100 Index Portfolio, Wisconsin Tax-Exempt Portfolio and Cash Reserve Portfolio. The Portfolio consists of 50 million shares. Shares of the Portfolio are divided into Class A and Class B shares. Class A shares have a front-end sales load (a sales charge imposed on their purchase), which is a maximum of 5.25% of the offering price. Class B shares have a contingent deferred sales load (a sales charge imposed on their redemption), which is a maximum of 5% but reduces each year you own the shares and goes to zero after six years.

         The Board of Directors of Principal Preservation may authorize the issuance of additional series and, within each series, individual classes, and may increase or decrease the number of shares in each series or class.

         The Portfolio's two classes of shares represent interests in the assets of the Portfolio and have identical dividend, liquidation and other rights. The separate share classes have the same terms and conditions, except each class within the Portfolio bears its separate distribution and shareholder servicing expenses and has a different sales load. At the discretion of Principal Preservation's Board of Directors, each class may pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Portfolio's assets, if each class incurs the expenses in different amounts, or if a class receives services of a different kind or to a different degree than the other class within the Portfolio. Each Principal Preservation mutual fund allocates all other expenses to each class of its shares on the basis of the net asset value of that class in relation to the net asset value of the particular fund.

         Each share of Principal Preservation, when issued and paid for in accordance with the terms of the offering, will be fully paid and nonassessable. Shares of stock are redeemable at net asset value, at the option of the shareholder. Shares have no preemptive, subscription or conversion rights and are freely transferable. Shares can be issued as full shares or fractions of shares. A fraction of a share has the same kind of rights and privileges as a full share.

         Each share of Principal Preservation has one vote on each matter presented to shareholders. All shares of Principal Preservation vote together on matters that affect all shareholders uniformly, such as in the election of directors. On matters affecting an individual series (such as approval of advisory or sub-advisory contracts and changes in fundamental policies of a series) a separate vote of the shares of that series is required. On matters that uniquely affect a particular class of shares (such as an increase in 12b-1 fees for that class), a separate vote by the shareholders of that class of shares is required. Shares of a series or class are not entitled to vote on any matter that does not affect it.

         As used in the Prospectus, the phrase "majority vote" of the outstanding shares of a class, Portfolio or Principal Preservation means the vote of the lesser of: (1) 67% of the shares of the class, Portfolio or Principal Preservation, as the case may be, present at the meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the class, Portfolio or Principal Preservation, as the case may be.

         As a Maryland corporation, Principal Preservation is not required to hold, and in the future does not plan to hold, annual shareholder meetings unless required by law or deemed appropriate by the Board of Directors. However, special meetings may be called for purposes such as electing or removing Directors, changing fundamental policies or approving an investment advisory contract.


                               INVESTMENT PROGRAM

         The Prospectus describes the investment objective and principal investment strategies of the Portfolio. Certain other investment strategies and policies of the Portfolio are described in greater detail below.

COMMON STOCKS

         The Portfolio seeks to achieve its investment objective by primarily investing in common stocks traded on the primary U.S. exchanges - the New York Stock Exchange, American Stock Exchange and Nasdaq Stock Market. The Portfolio invests mostly in U.S. companies, but may also invest in securities of foreign issuers that are traded on the primary U.S. exchanges.

         The focus of the Portfolio is on mid-cap stocks, which the Adviser defines as companies with market capitalizations that are within the market capitalization range of the companies comprising the S&P Midcap 400 Index. That range is currently approximately $500 million to $20 billion. However, the Portfolio may invest without limitation in companies that are above or below this range. Companies with market capitalizations below this range are small-cap stocks, and companies with market capitalizations above this range are large-cap stocks.

         Investments in small-cap stocks involve more risk than investments in larger companies. The prices of small-cap stocks are typically more volatile than those of larger companies, small-cap stocks may have less market liquidity than mid-cap or large-cap stocks, and smaller companies may be more likely to be adversely affected by poor market or economic conditions. Small and mid-sized companies may have relatively lower revenues, limited product lines, less management depth and a lower share of the market for their products or services than larger companies.

         Under normal market conditions, the Portfolio will be 90% to 95% invested in common stocks.

FOREIGN INVESTMENTS

         The Portfolio will not invest in foreign securities which are not publicly traded on U.S. exchanges. However, the Portfolio may invest a portion of its assets in American Depository Receipts ("ADRs") and other securities of foreign issuers that are traded on one of the three primary U.S. exchanges. ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade on the Nasdaq Stock Market. ADR prices are denominated in United States dollars, although the underlying security may be denominated in a foreign currency.

         RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in securities of foreign issuers (including ADRs) involve certain inherent risks, including the following:

         Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         Currency Fluctuations. A change in the value of a foreign currency against the U.S. dollar may affect the value of the foreign securities held by the Portfolio. The value of the Portfolio's assets invested in securities of foreign issuers may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

         Market Characteristics. The Adviser expects that most foreign securities in which the Portfolio may invest will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States, and foreign securities may be less liquid than domestic securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States.

         Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

         Taxes. Dividends and interest payable on the Portfolio's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Portfolio's shareholders.

         In considering whether to invest in the securities of a foreign company, the Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social con ditions of the country or countries where the company is located. The extent to which the Portfolio will be invested in ADRs will fluctuate from time to time within the limitations imposed above, depending on the Advisers' assessment of prevailing market, economic and other conditions.

SHORT-TERM INVESTMENTS

         The Portfolio may invest in any of the following securities and instruments in management of cash receipts, for liquidity for anticipated redemptions, to meet cash flow needs to enable the Portfolio to take advantage of buying opportunities, during periods when attractive investments are unavailable and for temporary defensive purposes. Normally, the Portfolio will invest less than 10% of its total assets in short-term investments.

         GOVERNMENT SECURITIES. The Portfolio may acquire U.S. Treasury obligations. Direct obligations issued by the U.S. Treasury include bills, notes and bonds which differ from each other only as to interest rate, maturity and time of issuance. Treasury Bills have a maturity of one year or less, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years. In addition to direct obligations issued by the U.S. Treasury, the Portfolio may also invest in obligations issued by agencies or instrumentalities of the U.S. Government.

         BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Portfolio may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earn a specified return. Bankers' acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Portfolio will be dollar-denominated obligations of domestic banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

         In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective and policies, the Portfolio may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

         SAVINGS ASSOCIATION OBLIGATIONS. The Portfolio may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

         COMMERCIAL PAPER, SHORT-TERM NOTES, VARIABLE RATE DEMAND NOTES, REPURCHASE AGREEMENTS AND OTHER CORPORATE OBLIGATIONS. The Portfolio may invest a portion of its assets in high quality commercial paper and short-term notes, including variable rate demand notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

         Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Portfolio may purchase high quality corporate obligations which have remaining maturities of one year or less from the date of purchase.

         The Portfolio also may purchase corporate obligations known as variable rate demand notes. Variable rate demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Portfolio may demand payment of principal and accrued interest at any time. The investment policies of the Portfolio permit the purchase of variable rate demand notes only if, at the time of purchase, the notes are rated in the two highest rating categories by a Nationally Recognized Statistical Rating Organization, or, if unrated, the issuer has unsecured debt securities outstanding of an equivalent rating.

         The Portfolio also may invest in repurchase agreements as short-term instruments. See "Investment Program - Repurchase Agreements" below.

         MONEY MARKET FUNDS. The Portfolio may invest in money market mutual funds. An investment by the Portfolio in a money market mutual fund may cause the Portfolio to incur duplicate and/or increased administration and distribution expenses. Such investments are limited under the 1940 Act and by applicable investment restrictions. See "Investment Restrictions" in this Statement of Additional Information.

REPURCHASE AGREEMENTS

         The Portfolio may from time to time enter into repurchase agreements. The Portfolio will not invest more than 5% of its total assets in repurchase agreements. Repurchase agreements involve the sale of securities to the purchasing Portfolio with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount equal to an agreed upon interest rate within a specified time, usually less than one week, but on occasion for a longer period. The Portfolio may enter into repurchase agreements with broker-dealers and with banks. At the time the Portfolio enters into a repurchase agreement, the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement. The Portfolio will require continual maintenance of cash or cash equivalents held by its depository in an amount equal to, or in excess of, the market value of the securities which are subject to the agreement.

         In the event the seller of the repurchase agreement becomes the subject of a bankruptcy or insolvency proceeding, or in the event of the failure of the seller to repurchase the underlying security as agreed, the Portfolio could experience losses that include: (1) possible decline in the value of the underlying security during the period that the Portfolio seeks to enforce its rights with respect thereto, and possible delay in the enforcement of such rights; (2) possible loss of all or a part of the income or proceeds of the repurchase; (3) additional expenses to the Portfolio in connection with enforcing those rights; and (4) possible delay in the disposition of the underlying security pending court action or possible loss of rights in such securities. The Advisers intend to cause the Portfolio to invest in repurchase agreements only when they determine that the market instruments and that the rates available on repurchase agreements are favorable as compared to the rates available on other short-term money market instruments or money market mutual funds. The Advisers do not currently intend to invest the assets of the Portfolio in repurchase agreements if, after doing so, more than 5% of the Portfolio's net assets would be invested in repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, the Portfolio may lend its portfolio securities to brokers, dealers and other institutional investors, provided the Portfolio receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By reinvesting the collateral it receives in these transactions, the Portfolio could magnify any gain or loss it realizes on the underlying investment. If the borrower fails to return the securities and the collateral is insufficient to cover the loss, the Portfolio could lose money. For the purposes of this policy, the Portfolio considers collateral consisting of U.S. Government securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Portfolio to be the equivalent of cash. During the term of the loan, the Portfolio is entitled to receive interest and other distributions paid on the loaned securities, as well as any appreciation in the market value. The Portfolio is also entitled to receive interest from the institutional borrower based on the value of the securities loaned. From time to time, the Portfolio may return to the borrower, and/or a third party which is unaffiliated with Principal Preservation and which is acting as a "placing broker," a part of the interest earned from the investment of the collateral received for securities loaned.

         The Portfolio does not have the right to vote the securities loaned during the existence of the loan, but can call the loan to permit voting of the securities if, in the Advisers' judgment, a material event requiring a shareholder vote would otherwise occur before the loan is repaid. In the event of bankruptcy or other default of the borrowing institution, the Portfolio could experience delays in liquidating the loan collateral or recovering the loan securities, and incur risk of loss including: (1) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. To minimize these risks, the Adviser evaluates and continually monitors the creditworthiness of the institutional borrowers to which the Portfolio lends its securities.

         To minimize the foregoing risks, the Portfolio's securities lending practices are subject to the following conditions and restrictions: (1) Portfolio may not make such loans in excess of 33% of the value of its total assets; (2) the Portfolio must receive cash collateral in an amount at least equal to 100% of the value of the securities loaned; (3) the institutional borrower must be required to increase the amounts of the cash collateral whenever the market value of the loaned securities rises above the amount of the collateral; (4) the Portfolio must have the right to terminate the loan at any time; (5) the Portfolio must receive reasonable interest on the loan, as well as any interest or other distributions on the loaned securities and any increase in the market value of the loaned securities; and (6) the Portfolio may not pay any more than reasonable custodian fees in connection with the loan.

PORTFOLIO TURNOVER

         Principal Preservation has not established a limit to its portfolio turnover rates, nor will it attempt to achieve or be limited to predetermined rates of portfolio turnover. The annual portfolio turnover rate of the Portfolio is generally expected to be under 50%, given the fact that the Adviser makes investments for their long-term growth potential and does not engage in market-timing and short-term trading strategies.

                             INVESTMENT RESTRICTIONS

         The Portfolio has adopted the following fundamental investment restrictions and policies which cannot be changed without a majority vote of shareholders of the Portfolio. Policies that are not "fundamental policies" are subject to change by the Board of Directors without shareholder approval. As a fundamental policy, the Portfolio may not:

         (1) Invest more than 5% of the fair market value of its assets in securities of any one issuer, except for U.S. Government securities or bank certificates of deposit and bankers' acceptances, which may be purchased without such limitation.

         (2) Acquire securities of any one issuer which at the time of investment (i) represent more than 10% of the outstanding voting securities of such issuer, or (ii) have a value greater than 10% of the value of the outstanding voting securities of such issuer.

         (3) Invest 25% or more of its total assets, based on current market value at the time of purchase, in securities of issuers in any single industry; provided that there shall be no limitation on the purchase of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         (4) Invest more than 5% of its total assets in securities of companies which, including any predecessors, have a record of less than three years of continuous operations.

         (5) Buy or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein, except that it may not invest more than 5% of the value of its assets in real estate investment trusts).

         (6) Borrow money or property except for temporary or emergency purposes and in connection with transactions in options, futures or futures options. If the Portfolio ever should borrow money it would only borrow from banks and in an amount not exceeding 10% of the market value of its total assets (not including the amount borrowed). The Portfolio will not pledge more than 15% of its net assets to secure such borrowings. In the event the Portfolio's borrowing exceeds 5% of the market value of its total assets, the Portfolio will not invest in any portfolio securities until its borrowings are reduced to below 5% of its total assets.

         (7) Make loans to other persons, except that the Portfolio may lend its portfolio securities subject to the conditions and limitations set forth in this Statement of Additional Information under "Investment Program - Lending of Portfolio Securities." For the purposes of this restriction, investments in publicly-traded debt securities or debt securities of the type customarily purchased by institutional investors and investments in repurchase agreements are not considered loans.

         (8) Underwrite the securities of other issuers except where it might technically be deemed to be an underwriter for purposes of the Securities Act of 1933 upon the disposition of certain securities.

         (9) Issue senior securities (other than the borrowings permitted above).

         (10) Buy or sell commodities.

         (11) Invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in securities of any particular investment company or purchase more than 3% of the total outstanding voting stock of another investment company, except that this restriction does not apply to a purchase of investment company securities as part of a merger, consolidation, reorganization or acquisition of assets.

         In accordance with the following non-fundamental policies, which may be changed without shareholder approval, the Portfolio may not:

         (A) Invest in companies for the purpose of exercising control or management.

         (B) Invest in securities of other open-end investment companies (other than money market mutual funds which are subject to restrictions described above).

         (C) Mortgage, hypothecate, or in any manner transfer as security for any indebtedness, any securities owned or held by the Portfolio, except that this restriction does not apply to borrowings permitted above.

         (D) Purchase securities on margin, effect short sales of securities, write or sell put or call options, or engage in futures transactions.

         (E) Purchase or retain the securities of an issuer if those officers or Directors of Principal Preservation or the Adviser (as defined under the caption "Management of Principal Preservation - The Investment Advisers" in this Statement of Additional Information) who individually own beneficially more than
0.5 of 1% of the outstanding securities of such issuer together own beneficially more than 5% of such outstanding securities.

         (F) Invest in restricted securities, securities which are not readily marketable or other illiquid securities, including (i) securities subject to legal or contractual restrictions on resale; (ii) securities for which market quotations are not readily available; or (iii) repurchase agreements which expire in excess of seven days.

         (G) Purchase warrants.

         (H) Invest less than 80% of its total assets in common stocks.

         (I) Invest over 5% of its total assets in repurchase agreements.

         (J) Invest in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in marketable securities of enterprises engaged in oil, gas or mineral exploration.

         A fundamental investment restriction or policy cannot be changed without a majority vote of shareholders of the Portfolio, which means the approval of the holders of the lesser of (i) a majority of the outstanding shares of the Portfolio or (ii) 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the outstanding shares of the Portfolio are represented. Policies that are not "fundamental policies" are subject to change by the Board of Directors without shareholder approval. Any investment restriction which involves a maximum of securities or assets will not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowing by, the Portfolio.

                      MANAGEMENT OF PRINCIPAL PRESERVATION

DIRECTORS AND OFFICERS

         Under applicable law, the Board of Directors is responsible for management of Principal Preservation, and provides broad supervision over its affairs. The Adviser is responsible for the Portfolio's investment management, and Principal Preservation's officers are responsible for the Portfolio's operations.

         The directors and officers of Principal Preservation and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each director and officer of Principal Preservation is 215 North Main Street, West Bend, Wisconsin, 53095. Asterisks indicate those Directors of Principal Preservation who are "interested persons" (as defined in the 1940 Act) of the Adviser or an affiliate of the Adviser.

                                POSITION WITH                                    PRINCIPAL
                                  PRINCIPAL                                  OCCUPATION DURING
NAME, AGE AND ADDRESS           PRESERVATION                                  PAST FIVE YEARS
---------------------           ------------                                 -----------------
Richard J. Glaisner,*55           Director               President and Chief Executive Officer of GS(2) Securities, Inc., a
                                                         subsidiary of The Ziegler Companies, Inc., since July 1997; from 1993 to
                                                         1997, President and Chief Executive Officer of Glaisner, Schilffarth,
                                                         Grande & Schnoll, Ltd., an investment management and investment banking firm acquired by The Ziegler Companies, Inc. in 1997; prior thereto,
                                                         Managing Director, Kidder Peabody and Company in New York (investment banking), and prior to that, Executive Vice President, Kemper Securities
                                                         Group (securities brokerage and investment banking).

Robert J. Tuszynski,*39           President and          Senior Vice President, B.C Ziegler and Company since 1996; prior thereto,
39                                Director               Vice President, Director of Mutual Funds, B.C. Ziegler and Company from
                                                         1987 to 1996; Trustee, Chairman of the Board and President, Prospect Hill
                                                         Trust and The Prime Portfolios (registered in vestment companies) from 1994 to 1996.

Richard H. Aster, M.D., 67        Director               Since June 1996, Senior Investigator and Professor of Medicine, Medical
8727 W. Watertown Plank Rd.                              College of Wisconsin; prior thereto, President and Director of Research,
Milwaukee, WI 53226                                      The Blood Center of Southeastern Wisconsin, Inc.


                                POSITION WITH                                    PRINCIPAL
                                  PRINCIPAL                                  OCCUPATION DURING
NAME, AGE AND ADDRESS           PRESERVATION                                  PAST FIVE YEARS
---------------------           ------------                                 -----------------
Augustine J. English, 68          Director               Retired; President, Tupperware North America from 1990 to 1994
1724 Lake Roberts Court                                  (manufacturing); prior to 1990, President, The West Bend Company
Windermere, FL 34786                                     (manufacturing), a division of Dart Industries, a subsidiary of Premark
                                                         International, Inc., of which Mr. English was a Group Vice President.

Ralph J. Eckert, 69               Director               Chairman Emeritus an Director, Trustmark Insurance Cos. (Mutual Life
2059 Keystone Ranch Road                                 Insurance Company) since April, 1997; from 1991 to 1997, Chairman,
Dillon, CO 80435                                         Trustmark Insurance Cos; prior to 1991, Chairman, President and Chief
                                                         Executive Officer, Trustmark Insurance Cos; Trustee of the Board of
                                                         Pensions of the Evangelical Lutheran Church in America from 1991 to 1997, and Chairman of the Board from 1993 to 1997; Trustee of the Board of
                                                         Pensions for the Lutheran Church in America from 1987 to 1989; and Trustee of The Prime Portfolios (registered investment company) from 1993 to 1996.

John H. Lauderdale, 32          Vice President -         Wholesaler, B.C. Ziegler and Company since 1991; prior thereto, Marketing
                              Director of Marketing      Account Executive, The Patten Company.


                                POSITION WITH                                    PRINCIPAL
                                  PRINCIPAL                                  OCCUPATION DURING
NAME, AGE AND ADDRESS           PRESERVATION                                  PAST FIVE YEARS
---------------------           ------------                                 -----------------
Franklin P. Ciano, 46          Chief Financial           Manager of Principal Preservation Operations, B.C. Ziegler and Company
                                Officer and              since 1996, prior thereto, Vice President, Fixed Income Department,
                                 Treasurer               Firstar Bank

Marc J. Dion, 40               Vice President            Vice President - Portfolio Manager and Chief Investment Officer, Ziegler
                                                         Asset Management, Inc. since 1993; prior thereto, Vice President, Ziegler
                                                         Asset Management, Inc.

S. Charles O'Meara, 47           Secretary               Senior Vice President and General Counsel, B.C. Ziegler and Company since
                                                         1993; prior thereto, Partner, O'Meara, Eckert, Pourus & Gonring (law firm).

         Principal Preservation pays the compensation of the three Directors who are not officers, directors or employees of the Adviser. Principal Preservation pays each of these Directors an annual fee of $12,000 and an additional $450 for each Board or committee meeting he attends. Principal Preservation may also retain consultants, who will be paid a fee, to provide the Board with advice and research on investment matters. The Portfolio, together with Principal Preservation's other series, pays a proportionate amount of these expenses based on its total assets.

         The table below shows fees paid to Directors of Principal Preservation for the year ended December 31, 1998. Each series of Principal Preservation pays a proportionate share of these expenses based on the ratio such series' total assets bear to the aggregate of the total assets of all nine series of Principal Preservation. Principal Preservation made no payments to its officers or directors who are affiliated with any investment adviser to Principal Preservation.

                                                                                                               TOTAL
                                                             PENSION OR                                    COMPENSATION
                                                             RETIREMENT                                        FROM
                                                          BENEFITS ACCRUED                                   PRINCIPAL
    NAME OF PERSON AND              AGGREGATE                AS PART OF                                    PRESERVATION
       POSITION WITH              COMPENSATION               PRINCIPAL             ESTIMATED ANNUAL          AND FUND
         PRINCIPAL               FROM PRINCIPAL            PRESERVATION'S           BENEFITS UPON          COMPLEX PAID
       PRESERVATION               PRESERVATION                EXPENSES                RETIREMENT           TO DIRECTORS
       ------------              --------------               --------                ----------          -------------
R. D. Ziegler,                         -0-                      -0-                      -0-                    -0-
President and
Director (1)
Richard J. Glaisner                    -0-                      -0-                      -0-                    -0-
(2)
Robert J. Tuszynski,                   -0-                      -0-                      -0-                    -0-
 President and
Director
Richard H. Aster,                    14,700                     -0-                      -0-                  14,700
 Director
Augustine J.                         14,700                     -0-                      -0-                  14,700
English,
 Director
Ralph J. Eckert                      14,700                     -0-                      -0-                  14,700
 Director

-----------------

   (1) Mr. Ziegler retired from his position as Director effective May 15, 1998.

   (2) At a special meeting held on May 15, 1998, Mr. Glaisner was elected by shareholders as a Director to fill the vacancy created by Mr. Ziegler's retirement.

ELIMINATION OF SALES LOADS FOR AFFILIATES

         Class A shares of the Portfolio may be purchased at net asset value (that is, without a front-end sales charge) by directors and officers of Principal Preservation (including shares purchased by any such person's spouse, children or grandchildren under age 21, and by employees of B.C. Ziegler and Company, Geneva Capital Management Ltd. (the Portfolio's sub-adviser) and Skyline Asset Management, L.P. (the Select Value Portfolio's sub-adviser), and the trustee or custodian under any pension or profit-sharing plan established for the benefit of any such employees. The term "employees" includes an employee's spouse (including the surviving spouse of a deceased employee), parents (including step-parents and in-laws), children, grandchildren under age 21, siblings, and retired employees. Principal Preservation permits such persons to purchase Class A shares of the Portfolio without a sales charge because of the minimum sales effort to accommodate these persons. The elimination of the sales load for these affiliates also encourages them to invest in Principal Preservation and rewards them for their services to Principal Preservation.

THE INVESTMENT ADVISERS

         Ziegler Asset Management, Inc., the Portfolio's investment adviser, is a wholly-owned subsidiary of The Ziegler Companies, Inc., a publicly-held financial services holding company. Marc J. Dion, Vice President of Principal Preservation, is Vice President-Portfolio Manager and Chief Investment Officer of Ziegler Asset Management, Inc. No other officer or director of Principal Preservation is an officer or director of Ziegler Asset Management, Inc. or Geneva Capital Management Ltd.

         Pursuant to the terms of the Investment Advisory Agreement, Ziegler Asset Management provides the Portfolio with overall investment advisory and administrative services. Subject to such policies the Principal Preservation Board of Directors may determine, Ziegler Asset Management makes investment decisions on behalf of the Portfolio, makes available research and statistical data in connection therewith, and supervises the acquisitions and disposition of investments by the Portfolio. As permitted by the Investment Advisory Agreement, Ziegler Asset Management has claimed Geneva Capital Management Ltd. as sub-adviser to the Portfolio.

         For its advisory services to the Portfolio, Ziegler Asset Management, Inc. receives an annual advisory fee, payable monthly, equal to 0.75% of the first $250 million of average daily net assets, 0.70% of the next $250 million, and 0.65% of average daily net assets in excess of $500 million. However, Ziegler Asset Management, Inc. has agreed to waive its advisory fee so that the Portfolio's annual operating expenses for 1999 do not exceed 1.25% for Class A shares and 2.00% for Class B shares.

         Geneva Capital Management, the Portfolio's sub-adviser, is controlled by William A. Priebe, its President, Amy S. Croen, its Executive Vice President, and William F. Schneider, a retired surgeon who is not actively involved in the business. Geneva receives an annual sub-advisory fee from Ziegler Asset Management, Inc., payable monthly, equal to 0.375% of the first $250 million of the Portfolio's average daily net assets, 0.350% of the next $250 million, and 0.325% of average daily net assets in excess of $500 million. The Portfolio is not responsible for paying any of these fees to Geneva. Under the terms of the Sub- Advisory Agreement, Geneva is responsible for the day-to-day management of the Portfolio's investments, subject to the oversight of Ziegler Asset Management.

ADMINISTRATIVE SERVICES

         B.C. Ziegler and Company ("Ziegler") provides certain administrative, accounting and pricing services to Principal Preservation, including calculating daily net asset value per share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based upon portfolio manager communications; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, Principal Preservation. Ziegler has agreed to provide these services pursuant to the terms of an Accounting/Pricing Agreement at rates found by the Board of Directors to be fair and reasonable in light of the usual and customary charges made by unaffiliated vendors for similar services. The current rate of payment for these services per Portfolio per year is .03 of 1% of the Portfolio's total assets of $30 million but less than $100 million, .02 of 1% of the Portfolio's total assets of $100 million but less than $250 million and .01 of 1% of the Portfolio's total assets of $250 million or more, with a minimum fee of $19,000 per portfolio per year, plus expenses. The Accounting/Pricing Agreement will continue in effect from year to year, as long as it is approved at least annually by Principal Preservation's Board of Directors or by a vote of the outstanding voting securities of Principal Preservation and in either case by a majority of the Directors who are not parties to the Accounting/Pricing

Agreement or interested persons of any such party. The Accounting/Pricing Agreement terminates automatically if assigned and may be terminated without penalty by either party on 60 days notice. The Accounting/Pricing Agreement provides that neither Ziegler nor their personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the Accounting/Pricing Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the Accounting/Pricing Agreement, and in no case shall their liability exceed one year's fee income received by them under such Agreement.

CUSTODIAN SERVICES

         Firstar Trust Company serves as the custodian of Principal Preservation's assets, pursuant to a Custodian Servicing Agreement. The Custodian Servicing Agreement provides that Firstar Trust Company is entitled to receive an annual fee set at 1% of the first $500 million of Principal Preservation's assets and 0.75 of 1% of assets in excess of $500 million.

TRANSFER AGENT SERVICES

         Ziegler provides transfer agent and dividend disbursing services to the Portfolio pursuant to the terms of a Transfer and Dividend Disbursing Agency Agreement. Under the terms of the Transfer and Dividend Disbursing Agency Agreement, Ziegler is entitled to reasonable compensation for its services and expenses as agreed upon from time to time between it and the Board of Directors of Principal Preservation. The annual rate of compensation agreed upon for these services is $11.00 per account for the Portfolio. Ziegler is also entitled to reimbursement for all out of pocket expenses incurred in providing such services. Ziegler also has the right to retain certain service charges as described from time to time in the current Prospectus of the Portfolio. The Transfer and Dividend Disbursing Agency Agreement will continue in effect until terminated, and may be terminated by either party without cause on thirty (30) days' prior written notice. The Transfer and Dividend Disbursing Agency Agreement provides that Ziegler shall be indemnified by and not be liable to Principal Preservation or the Portfolio for any action taken or omitted by Ziegler under such agreement, except for liability for breach of Ziegler's obligation to maintain all Principal Preservation records in absolute confidence.

OTHER SERVICES

         Ziegler also serves as the principal Distributor of shares of the Portfolio and receives commissions on sales of such shares. See "Purchase of Shares." Ziegler also receives reimbursement from each Portfolio for certain expenses Ziegler incurs in connection with distributing the Portfolio's shares pursuant to the Distribution Plan adopted by each Portfolio under Rule 12b-1 of the 1940 Act. See "Distribution Expenses." The offering of Portfolio shares is continuous.

                               PURCHASE OF SHARES

         As the principal Distributor for the Portfolio. Ziegler will allow Selected Dealer discounts (which are alike for all Selected Dealers) from the applicable public offering price. Neither Ziegler nor Selected Dealers are permitted to withhold placing orders to benefit themselves by a price change. The Distribution Agreement between Principal Preservation and Ziegler will continue from year to year if it is approved annually by Principal Preservation's Board of Directors, including a majority of those Directors who are not interested persons, or by a vote of the holders of a majority of the outstanding shares. The Distribution Agreement may be terminated at any time by either party on 60 days notice and will automatically terminate if assigned.

CLASS A SHARES

         The public offering price of the Portfolio's Class A shares is the net asset value plus a maximum front-end sales charge equal to 5.25% of the offering price.

         Class A shares of the Portfolio may be purchased by certain classes of persons without a sales charge, or a reduced sales charge, as described in the Prospectus. The Board of Directors believes this is appropriate because of the minimal sales effort needed to accommodate these classes of persons.

         Because sales to members of qualified groups result in economies of sales efforts and sales related expenses, the Dis tributor is able to offer a reduced sales charge to such persons. A "qualified group" is one which: (1) has been in existence for more than six months; (2) has a purpose other than acquiring shares of one or more of the Portfolio at a discount; and (3) has more than ten members, is available to arrange for group meetings between representatives of the Distributor or Selected Dealers distributing shares of the Portfolio, and agrees to include sales and other materials related to Principal Preservation in its mailings to members at reduced or no cost to the Distributor or Selected Dealers. See "Purchasing Shares -- Reduced Front-end Sales Charge" in the Prospectus.

CLASS B SHARES

         You may purchase Class B shares of the Portfolio. The public offering price of Class B shares is net asset value with no front-end sales charge. However, you pay a contingent deferred sales charge (expressed as a percent of the lesser of the current net asset value or original cost) if the Class B shares are redeemed within six years after purchase (See "How to Purchase Shares" in the Prospectus).

DEALER REALLOWANCES

         The Distributor pays a reallowance to Selected Dealers out of the front-end sales load it receives on sales of Class A shares of the Portfolio, which reallowance is equal to the following percentage of the offering price of such shares:

 SIZE OF INVESTMENT                         DEALER REALLOWANCE
 ------------------                         ------------------
 Less than $25,000                                  4.50%
 $25,000 but less than $50,000                      4.25%
 $50,000 but less than $100,000                     4.25%
 $100,000 but less than $250,000                    3.25%
 $250,000 but less than %500,000                    2.50%
 $500,000 but less than $1,000,000                  1.80%
 $1,000,000 or more                                 0.50%

         In addition, the Distributor may pay an additional commission to participating dealers and participating financial institutions acting as agents for their customers in an amount up to the difference between the sales charge and the selected dealer reallowance in respect of the shares sold. The Distributor may offer additional compensation in the form of trips, merchandise or entertainment as sales incentives to Selected Dealers. The Distributor's sales representatives may not qualify to participate in some of these incentive compensation programs, and the Distributor may offer similar incentive compensation programs in which only its own sales representatives qualify to participate. In addition to the Selected Dealer Reallowances reflected in the table, the Distributor may from time to time pay an additional concession to a Selected Dealer which employs a registered representative who sells, during a specific period, a minimum dollar amount of shares, or may pay an additional concession to Selected Dealers on such terms and conditions as the Distributor determines. In no event will such additional concession paid by the Distributor to the Selected Dealer exceed the difference between the sales charge and the Selected Dealer Reallowance in respect of shares sold by the qualifying registered representatives of the Selected Dealer. Selected Dealers who receive a concession may be deemed to be "underwriters" in connection with sales by them of such shares and in that capacity they may be subject to the applicable provisions of the Securities Act of 1933.

         The Distributor will pay a commission to Selected Dealers who sell Class B shares of the Portfolio in an amount equal to 4.00% of the net asset value of the shares sold.


                              DISTRIBUTION EXPENSES

         Principal Preservation's Distribution Plan (the "Plan") is its written plan contemplated by Rule 12b-1 (the "Rule") under the 1940 Act.

         The Plan authorizes the Distributor to make certain payments to any qualified recipient, as defined in the Plan, that has rendered assistance in the distribution of Principal Preservation's shares (such as sale or placement of Principal Preservation's shares, or administrative assistance, such as maintenance of sub-accounting or other records). Qualified recipients include banks and other financial institutions. The Plan also authorizes the Distributor to purchase advertising for shares of the Portfolio, to pay for sales literature and other promotional material, and to make payments to its sales personnel. The Plan also entitles the Distributor to receive a fee of .25 of 1% on an annual basis of the average daily net assets of Portfolio shares that are owned of record by the Distributor as nominee for the Distributor's customers or which are owned by those customers of the Distributor whose records, as maintained by Principal Preservation or its agent, designate the Distributor as the customer's dealer of record. Any such payments to qualified recipients or expenses will be reimbursed or paid by Principal Preservation, up to maximum annual amounts established under the terms of the Plan.

CLASS A SHARES

         The maximum amount of fees payable under the Plan during any calendar year with respect to Class A Shares of the Portfolio may not exceed an amount equal to 0.25 of 1% of the average daily net assets of the Portfolio over the relevant year.

CLASS B SHARES

         The maximum amount of fees payable under the Plan during any calendar year by the Portfolio may not exceed an amount equal to 1.00 of 1% of the average daily net assets of any such Portfolio over the relevant year as a 12b-1 distribution fee. A part of the distribution fee equal to 0.75 of 1% of the average daily net assets of the Portfolio will be paid to compensate the Distributor for assuming the costs of brokers' commissions in connection with the sale of the Class B shares.

         The Distributor bears its expenses of distribution above the foregoing amounts. No reimbursement or payment may be made for expenses of past fiscal years or in contemplation of expenses for future fiscal years under the Plan.

         The Plan states that if and to the extent that any of the payments by Principal Preservation listed below are considered to be "primarily intended to result in the sale of shares" issued by the Portfolio within the meaning of the Rule, such payments by Principal Preservation are authorized without limit under the Plan and shall not be included in the limitations contained in the Plan: (1) the costs of the preparation, printing and mailing of all required reports and notices to shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of Principal Preservation or other funds or other investments; (2) the costs of preparing, printing and mailing of all prospectuses to share holders; (3) the costs of preparing, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of Principal Preservation's shares; (4) all legal and accounting fees relating to the preparation of any such reports, prospectuses, proxies and proxy statements; (5) all fees and expenses relating to the qualification of Principal Preservation and or their shares under the securities or "Blue Sky" laws of any jurisdiction; (6) all fees under the 1940 Act and the Securities Act of 1933, including fees in connection with any application for exemption relating to or directed toward the sale of Principal Preservation's shares; (7) all fees and assessments of the Investment Company Institute or any successor organization or industry association irrespective of whether some of its activities are designed to provide sales assistance; (8) all costs of preparing and mailing confirmations of shares sold or redeemed or share certificates and reports of share balances; and (9) all costs of responding to telephone or mail inquiries of shareholders.

         The Plan also states that it is recognized that the costs of distribution of Principal Preservation's shares are expected to exceed the sum of permitted payments, permitted expenses, and the portion of the sales charge retained by the Distributor, and that the profits, if any, of the Advisers are dependent primarily on the advisory fees paid by Principal Preservation to Ziegler. If and to the extent that any investment advisory fees paid by Principal Preservation might, in view of any excess distribution costs, be considered as indirectly financing any activity which is primarily intended to result in the sale of shares issued by Principal Preservation, the payment of such fees is nonetheless authorized under the Plan. The Plan states that in taking any action contemplated by Section 15 of the 1940 Act as to any investment advisory contract to which Principal Preservation is a party, the Board of Directors including its Directors who are not "interested persons" as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("Qualified Directors"), shall, in acting on the terms of any such contract, apply the "fiduciary duty" standard contained in Sections 36(a) and (b) of the 1940 Act.

         Under the Plan, Principal Preservation is obligated to pay distribution fees only to the extent of expenses actually incurred by the Distributor for the current year, and thus there will be no carry-over expenses from the previous years. The Plan permits the Distributor to pay a portion of the distribution fee to authorized broker dealers, which may include banks or other financial institutions, and to make payments to such persons based on either or both of the following: (1) as reimbursement for direct expenses incurred in the course of distributing Principal Preservation's shares or providing administrative assistance to Principal Preservation or its shareholders, including, but not limited to, advertising, printing and mailing promotional material, telephone calls and lines, computer terminals and personnel (including commissions and other compensation paid to such personnel); and/or (2) at a specified percentage of the average value of certain qualifying accounts of customers of such persons.

         The Plan requires that while it is in effect the Distributor shall report in writing at least quarterly to the Directors, and the Directors shall review, the following: (1) the amounts of all payments, the identity of recipients of each such payment, the basis on which each such recipient was chosen and the basis on which the amount of the payment was made; (2) the amounts of expenses and the purpose of each such expense; and (3) all costs of the other payments specified in the Plan (making estimates of such costs where necessary or desirable) in each case during the preceding calendar or fiscal quarter.

         The Plan will continue in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Directors and its Qualified Directors cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated any time without penalty by a vote of a majority of the Qualified Directors or by the vote of the holders of a majority of the outstanding voting securities of Principal Preservation (or with respect to any Portfolio, by the vote of a majority of the outstanding shares of such Portfolio). The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval. While the Plan is in effect, the selection and nomination of those Directors who are not interested persons of Principal Preservation is committed to the discretion of such disinterested Directors. Nothing in the Plan will prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Directors.


                   DETERMINATION OF NET ASSET VALUE PER SHARE

         Shares are sold at their net asset value per share plus the applicable sales charge, if any. See "Purchase of Shares." Net asset value per share of the Portfolio is determined by subtracting the Portfolio's liabilities (including accrued expenses and dividends payable) from the Portfolio's total assets (the value of the securities the portfolio holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding.

         The net asset value per share will be calculated as of the close of trading on the New York Stock Exchange (the "Exchange") at least once every weekday, Monday through Friday, except on customary national business holidays which result in the closing of the Exchange (including New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day).

          Securities for which market quotations are readily available will be valued at their last sale price prior to the close of the Exchange, unless there have been no trades on that day and the last sale price is below the bid, or above the asked, price. If the last prior sale price is below the bid, instruments will be valued at the bid price at the close of the Exchange; if the last prior sale price is above the asked, the instrument will be valued at the asked price at the close of the Exchange. Securities and other assets for which quotations are not readily available will be valued at their fair value on a consistent basis using valuation methods determined by the Board of Directors. The Portfolio intends to determine fair value for such securities based in part upon the information supplied by pricing services approved by the Board of Directors. Valuations of portfolio securities furnished by the pricing service will be based upon a computerized matrix system and/or appraisals by the pricing service in each case in reliance upon information concerning market transactions and quotations from recognized securities dealers.


                             PERFORMANCE INFORMATION

         From time to time the Portfolio may advertise its "total return." "Total return" of the Portfolio refers to the average annual total return for one, five and ten year periods (or so much thereof as the Portfolio has been in existence). Total return is the change in redemption value of shares purchased with an initial $1,000 investment, assuming the reinvestment of dividends and capital gain distributions, after giving effect to the maximum applicable sales charge.

Performance information should be considered in light of the Portfolio's investment objectives and policies, characteristics and quality of the portfolio and the market conditions during the time period, and should not be considered as a representation of what may be achieved in the future. Investors should consider these factors and possible differences in the methods used in calculating performance information when comparing the Portfolio's performance to performance figures published for other investment vehicles.

         Average annual total return is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or so much thereof as the Portfolio has been in existence) ended on the date of the balance sheet of the Portfolio that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                      (n)
                              P(1 + T))   = ERV

Where:

         P        =        a hypothetical initial payment of $1,000
         T        =        average annual total return
         n        =        number of years
         ERV      =        ending redeemable value of a hypothetical $1,000
                           payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods
                           (or fractional portion thereof).

         In some circumstances the Portfolio may advertise its total return for a 1, 2 or 3-year period, or the total return since the Portfolio commenced operations. In such circumstances the Portfolio will adjust the values used in computing return to correspond to the time period for which the information is provided.

         For illustrative purposes, the Portfolio may include in its supplemental sales literature from time to time a mountain graph that advertises the Portfolio's total return by depicting the growth in the value of an initial investment of $10,000 that a shareholder would have experienced in the relevant Portfolio since the commencement of the Portfolio's operations to the present. The presentation consists of a line graph shaded underneath with the value of the amount invested reflected along a vertical axis and the time period from the commencement of the Portfolio's operations through a given date reflected along a horizontal axis.

         In some circumstances the Portfolio may advertise its total return for a 1, 2 or 3-year period, or the total return since the Portfolio commenced operations. In such circumstances, the Portfolio will adjust the values used in computing return to correspond to the time period for which the information is provided.

         Performance information for the Portfolios may be compared to various unmanaged indices, such as the S&P 500 Stock Index or the S&P Midcap 400 Stock Index, as well as indices of similar mutual funds. The Portfolio's advertising may also quote rankings published by other recognized statistical services or publishers such as Lipper Analytical Services, Inc., or Weisenberger Investment Companies Service.

         An illustration may be used comparing the growth in value of an initial investment in the Portfolio compared to a fixed rate of return compounded on a monthly basis. This illustration will reflect the effect of the Portfolio's sales charge and fluctua tions in net asset value, and will assume all income and capital gain distributions are reinvested. The fixed rate of return will be clearly stated and presented as a monthly compounded figure, and therefore will not reflect any market fluctuation.

         In advertising and sales literature, the performance of the Portfolio may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or accounts differs from that of the Portfolio. Comparison of the Portfolio to an alternative investment will consider differences in features and expected performance.

         All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which Principal Preservation generally believes to be accurate. The Portfolio may also note its mention (including performance or other comparative rankings) in newspapers, magazines, or other media from time to time. However, Principal Preservation assumes no responsibility for the accuracy of such data. Newspapers and magazines which might mention the Portfolio or Principal Preservation include, but are not limited to, the following:

The Business Journal                     Milwaukee Journal Sentinel
Business Week                            Money
Changing Times                           Mutual Fund Letter
Chicago Tribune                          Mutual Fund Values
Chicago Sun-Times                          (Morningstar)
Crain's Chicago                          Newsweek
Business                                 The New York Times
Consumer Reports                         Pension and Investments
Consumer Digest                          Personal Investor
Financial World                          Stanger Reports
Forbes                                   Time
Fortune                                  USA Today
Investor's Daily                         U.S. News and World Reports
Los Angeles Times                        The Wall Street Journal


         When a newspaper, magazine or other publication mentions Principal Preservation or the Portfolio, such mention may include: (i) listings of some or all of the Portfolio's holdings; (ii) descriptions of characteristics of some or all of the securities held by the Portfolio, including price-earnings ratios, earnings, growth rates and other statistical information, and comparisons of that information or similar statistics for the securities comprising any of the indexes or averages listed above; and (iii) descriptions of Principal Preservation or the Portfolio manager's economic and market outlook, general and for the Portfolio.

         The Portfolio may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation.

         The performance of the Portfolio may be compared to any or all of the following indexes or averages:

Dow-Jones Industrial Average                 New York Stock Exchange Composite Index
Russell 2000 Small Stock Index               American Stock Exchange Composite Index
Russell Mid-Cap Stock Index                  NASDAQ Composite
Russell 2500 Index                           NASDAQ Industrials
Standard & Poor's 500 Stock Index            (These indexes generally reflect the performance
Standard & Poor's 400 Industrials            of stock traded in the indicated markets.)
Standard & Poor's Mid-Cap 400 Index
Wilshire 5000
Wilshire 4500
Wilshire 4000
(These indexes are widely recognized
indicators of general U.S. stock
market results.)

         The performance of the Portfolio may also be compared to the following mutual fund industry indexes or averages: [Value Line Index; Lipper Capital Appreciation Fund Average; Lipper Growth Funds Average; Lipper Mid-Cap Growth Funds Average; Lipper General Equity Funds Average; Lipper Equity Funds Average; Morningstar Growth Average; Morningstar Aggressive Growth Average; Morningstar U.S. Diversified Average; Morningstar Equity Fund Average; Morningstar Hybrid Average; Morningstar All Equity Funds Average; and Morningstar General Equity Average.]

         The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated and published by Lipper Analytical Services, Inc. ("Lipper") and by Morningstar, Inc. ("Morningstar"), respectively. The Portfolio may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Portfolio to a different category or develop (and place the Portfolio into) a new category, the Portfolio may compare its performance or ranking against other funds in the newly assigned category, as published by the service. Moreover, the Portfolio may compare its performance or ranking against all funds tracked by Lipper or another independent service, and may cite its rating, recognition or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting the Portfolio's risk score (which is a function of the Portfolio's monthly returns less the 3-month Treasury bill return) from the Portfolio's load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star and the bottom 10% one star. A high rating reflects either above-average returns or below-average risks, or both.

         To illustrate the historical returns on various types of financial assets, the Portfolio may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types: common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills and Consumer Price Index. The Portfolio may also use historical data compiled by Prudential Securities, Inc., or by other similar sources believed by Principal Preservation to be accurate, illustrating the past performance of small-capitalization stocks, large-capitalization stocks, common stocks, equity securities, growth stocks (small-capitalization, large-capitalization, or both) and value stock (small-capitalization, large-capitalization, or both).


                                   TAX STATUS

         Each series of a series company, such as Principal Preservation, is treated as a single entity for Federal income tax purposes so that the net realized capital gains and losses of the various portfolios in one fund are not combined.

         The Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). In order to qualify as a regulated investment company, the Portfolio must satisfy a number of requirements. Among such requirements is the requirement that less than 30 percent of the Portfolio's gross income be derived from the sale or other disposition of securities (net of losses on designated hedges) held for less than three months. In determining this gross income requirement, a loss from the sale or other disposition of securities does not enter into the computation. If Portfolio were to fail to qualify as a regulated investment company under the Code, it would be treated as a regular corporation whose net taxable income (including taxable dividends and net capital gains), would be subject to income tax at the corporate level, and distributions to shareholders would be subject to a second tax at the shareholder level.

         A portion of the Portfolio's net investment income will qualify for the 70% dividends received deduction for corporations. The aggregate amount eligible for the dividends received deduction may not exceed the aggregate qualifying dividends received by the Portfolio for the year. If less than 100% of the Portfolio's gross income constitutes dividend income, then only a portion of distributions by the Portfolio will be treated as dividend income for purposes of computing the dividends received deduction for corporations.

         Dividends and other distributions paid to individuals and other non-exempt payees are subject to a 31% backup Federal withholding tax if the Transfer Agent is not provided with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to such backup withholding or if one of the Portfolio is notified that the shareholder has underreported income in the past. In addition, such backup withholding tax will apply to the proceeds of redemption or repurchase of shares from a shareholder account for which the correct taxpayer identification number has not been furnished. For most individual taxpayers, the taxpayer identification number is the social security number. An investor may furnish the Transfer Agent with such number and the required certifications by completing and sending the Transfer Agent either the Account Application form attached to the Prospectus or IRS Form W-9.

         Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares will not be deductible for Federal income tax purposes.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         No person controls Principal Preservation or the Portfolio. No person was known to Principal Preservation to own beneficially more than 5% of the outstanding shares of Principal Preservation common stock, or of the Portfolio.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Purchase and sale orders for portfolio securities may be affected through brokers, although it is expected that transactions in debt securities will generally be conducted with dealers acting as principals. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. Purchases and sales of securities traded over-the-counter may be effected through brokers or dealers. Brokerage commissions on securities and options are subject to negotiation between Principal Preservation and the broker.

         Allocation of transactions, including their frequency, to various dealers is determined by the Advisers in their best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt and efficient execution of orders in an effective manner at the most favorable price. Principal Preservation may also consider sales of shares of its various series as a factor in the selection of broker-dealers, subject to the policy of obtaining best price and execution. In addition, if Ziegler or another affiliate of an Adviser is utilized as a broker by Principal Preservation, and other clients of such Adviser are considering the same types of transactions simultaneously, the Adviser will allocate the transactions and securities in which they are made in a manner deemed by it to be equitable, taking into account size, timing and amounts. This may affect the price and availability of securities to the Portfolio.

                   COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

         Quarles & Brady LLP, as counsel to Principal Preservation, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of common stock being sold pursuant to the Prospectus. Arthur Andersen LLP, independent public accountants, are the auditors of Principal Preservation.

PRINCIPAL PRESERVATION PORTFOLIOS, INC.
MANAGED GROWTH PORTFOLIO

         215 North Main Street
         West Bend, Wisconsin 53095


INVESTMENT ADVISER

         Ziegler Asset Management, Inc.
         215 North Main Street
         West Bend, Wisconsin  53095

SUB-ADVISER

         Geneva Capital Management, Ltd.
         250 East Wisconsin Avenue
         Suite 1050
         Milwaukee, Wisconsin 53202


DISTRIBUTOR, ACCOUNTING/PRICING AGENT
AND TRANSFER AND DIVIDEND DISBURSING AGENT

         B.C. Ziegler and Company
         215 North Main Street
         West Bend, Wisconsin 53095

CUSTODIAN

         Firstar Trust Company
         777 East Wisconsin Avenue
         Milwaukee, Wisconsin 53202

LEGAL COUNSEL

         Quarles & Brady LLP
         411 East Wisconsin Avenue
         Milwaukee, Wisconsin 53202

INDEPENDENT PUBLIC ACCOUNTANTS

         Arthur Andersen LLP
         100 East Wisconsin Avenue
         Milwaukee, Wisconsin 53202

                     PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                            MANAGED GROWTH PORTFOLIO




                     ---------------------------------------

                                 JANUARY 1, 1999



                       STATEMENT OF ADDITIONAL INFORMATION

                     ---------------------------------------

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

Part C.           Other Information

Item 23.          Exhibits

                  See Exhibit Index following Signature Page, which Exhibit Index is incorporated herein by this reference.

Item 24.          Persons Controlled by or under Common Control with the
                  Fund

                  Not applicable.

Item 25.          Indemnification

                  Reference is made to Article IX of Principal Preservation's Bylaws filed as Exhibit No. 2 to its Registration Statement with respect to the indemnification of Principal Preservation's directors and officers, which is set forth below:

                  Section 9.1. Indemnification of Officers, Directors, Employees and Agents. The Corporation shall indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative ("Proceeding"), by reason of the fact that he is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such Proceeding to the fullest extent permitted by law; provided that:

                           (a) whether or not there is an adjudication of
                  liability in such Proceeding, the Corporation shall not indemnify any person for any liability arising by reason of such person's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or under any contract or agreement with the Corporation ("disabling conduct"); and

                           (b) the Corporation shall not indemnify any person
                  unless:

                               (1) the court or other body before which the Proceeding was brought (i) dismisses the Proceeding for insufficiency of evidence of any disabling conduct, or (ii) reaches a final decision on the merits that such person was not liable by reason of disabling conduct; or

                               (2) absent such a decision, a reasonable determination is made, based upon a review of the facts, by (i) the vote of a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or (ii) if such quorum is not obtainable, or even if obtainable, if a majority of a quorum of Directors described in paragraph (b)(2)(i) above so directs, by independent legal counsel in a written opinion, that such person was not liable by reason of disabling conduct.

         Expenses (including attorneys' fees) incurred in defending a Proceeding will be paid by the Corporation in advance of the final disposition thereof upon an undertaking by such person to repay such expenses (unless it is ultimately determined that he is entitled to indemnification), if:

                  (1) such person shall provide adequate security for his undertaking;

                  (2) the Corporation shall be insured against losses arising by reason of such advance; or

                  (3) a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that such person will be found to be entitled to indemnification.

         Section 9.2 Insurance of Officers, Directors, Employees and Agents. The Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in or arising out of his position. However, in no event will the Corporation purchase insurance to indemnify any such person for any act for which the Corporation itself is not permitted to indemnify him.

Item 26.          Business and Other Connections of Investment Adviser

         (a)      Ziegler Asset Management, Inc.

                  Ziegler Asset Management, Inc. is a wholly owned subsidiary of The Ziegler Companies, Inc. It serves as investment adviser to all of the Principal Preservation
         Portfolios.

                  Set forth below is a list of the officers and directors of Ziegler Asset Management, Inc. as of June 30, 1998, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years:

                                       POSITION WITH
                                       ZIEGLER ASSET
NAME                                     MANAGEMENT                       OTHER AFFILIATIONS(1)
----                                   -------------                      ---------------------
P. D. Ziegler                      Chairman and Director               Chairman of the Board,
                                                                       President, Chief Executive
                                                                       Officer and Director, B.C.
                                                                       Ziegler and Company; Chairman,
                                                                       Ziegler Securities; Director,
                                                                       West Bend Mutual Insurance
                                                                       Company, 1900 S. 18th Avenue,
                                                                       West Bend, WI  53095 (insurance
                                                                       company)

Geoffrey G. Maclay, Jr.            President and Chief                 President and Chief Executive
                                   Executive                           Officer, Ziegler Asset
                                   Officer                             Management, Inc.

R. D. Ziegler                      Senior Vice President               Chairman and Director, Principal
                                   and Director                        Preservation Portfolios, Inc.,
                                                                       Director, Johnson Controls,
                                                                       Inc., 5757 N. Green Bay Avenue,
                                                                       Milwaukee, WI 53201
                                                                       (manufacturing)


Robert J. Tuszynski                Vice President                      Senior Vice President, B.C.
                                                                       Ziegler and Company; President,
                                                                       Chief Executive Officer and
                                                                       Director of Principal
                                                                       Preservation Portfolios, Inc.
M. J. Dion                         Vice President -                    None
                                   Portfolio Manager and
                                   Chief Investment
                                   Officer

R. F. Patek                        Vice President -                    None
                                   Portfolio Manager

D. R. Wyatt                        Vice President -                    None
                                   Retirement Plan
                                   Services

J. R. Yovanovich                   Corporate Secretary                 Corporate Secretary, B.C.
                                                                       Ziegler and Company

J. C. Vredenbregt                  Treasurer                           Vice President - Treasurer and
                                                                       Controller, B.C. Ziegler and
                                                                       Company; Assistant Treasures;
                                                                       Ziegler Securities

D. L. Lauterbach                   Vice President                      None

W. E. Hansen                       Vice President                      None

J. R. Wyatt                        Vice President                      None

Jay Ferrara, Jr.                   Vice President -                    None
                                   Portfolio Manager and
                                   Analyst


-------------------------

(1) Certain of the indicated persons are officers or directors, or both, of B.C. Ziegler and Company's parent, The Ziegler Companies, Inc., and of other subsidiaries of its parent. Other than these affiliations, and except as otherwise indicated on the table, the response is none.

         (b)      Geneva Capital Management Ltd.

                  Geneva Capital Management Ltd. ("Geneva") is a privately owned Wisconsin corporation. Set forth below is a list of the officers and directors of Geneva as of June 30, 1998, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years (the business address of all such persons is c/o Geneva Capital Management L.P., 250 East Wisconsin Avenue, Suite 1050, Milwaukee, Wisconsin 53202):


NAME                                POSITION WITH GENEVA               OTHER AFFILIATIONS
----                                --------------------               ------------------
William A. Priebe                   President and Director              None.

Amy S. Croen                        Executive Vice                      None.
                                    President and Director

John J. O'Hare II                  Vice President                       Senior Analyst, The Nicholas Funds (registered
                                                                        investment company), from 1992 to 1997.

William F. Schneider, M.D.          Director                            Retired Surgeon.


Item 27.          Principal Underwriters

         (a)
                                     OTHER INVESTMENT COMPANIES FOR WHICH
                                       UNDERWRITER ACTS AS UNDERWRITER,
         UNDERWRITER                   DEPOSITOR OR INVESTMENT ADVISER
         -----------                 ------------------------------------

         B.C. Ziegler and Company    An underwriter for all of the mutual fund
                                     series of Principal Preservation; American
                                     Tax-Exempt Bond Trust, Series 1 (and
                                     subsequent series); Ziegler U.S.
                                     Government Securities Trust, Series 1 (and subsequent series); American Income Trust,
                                     Series 1 (and subsequent series); Ziegler
                                     Money Market Trust; The Insured American
                                     Tax-Exempt Bond Trust, Series 1 (and
                                     subsequent series); and principal
                                     underwriter for Portico Funds.

         (b) Set forth below is a list of the officers and directors of B.C. Ziegler and Company as of June 30, 1998, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years. None of the persons identified serves as an officer or director of Principal Preservation, except that Robert J.

                  Tuszynski serves as President, Chief Executive Officer and a Director of Principal Preservation, and S. Charles O'Meara serves as Secretary of Principal Preservation. The address of each officer and director of B.C. Ziegler and Company is 215 North Main Street, West Bend, Wisconsin 53095, Phone (414) 334-5521.



                                 POSITION WITH                           POSITION WITH
      NAME                  B.C. ZIEGLER AND COMPANY(1)              PRINCIPAL PRESERVATION
      ----                  ---------------------------              ----------------------
Peter D. Ziegler            Chairman of the Board,
                            President, Chief Executive
                            Officer and Director

S. Charles O'Meara          Senior Vice President and                 Secretary
                            General Counsel and
                            Director

D.A. Wallstead              Senior Vice President -
                            Chief Financial Officer

John C. Wagner              Senior Vice President -
                            Ziegler Investment Division
                            Retail Sales and Director

Ronald N. Spears            Senior Vice President -
                            Ziegler Investment Division

Donald A. Carlson, Jr.      Senior Vice President

Neil L. Fuerbringer         Senior Vice President -
                            Administration

Michael P. Doyle            Senior Vice President -
                            Ziegler Investment Division
                            Retail Operations

Robert J. Tuszynski         Senior Vice President -                   President, Chief
                            Ziegler Investment Division               Executive Officer and
                                                                      Director

Richard J. Glaisner         President and Chief
                            Executive Officer - Ziegler
                            Investment Division

R. R. Poggenburg            Senior Vice President -
                            Ziegler Investment Division

D. A. Carlson, Jr.          President, Chief Executive
                            Officer and Treasurer -
                            Ziegler Securities

J. M. Annett                Senior Vice President and
                            National Director of Senior
                            Living Finance -Ziegler
                            Securities

S. R. Arnold                Senior Vice President - TFI
                            Institutional Sales -
                            Ziegler Securities

T. L. DiGaloma              Senior Vice President - TFI
                            Institutional Sales and
                            Trading - Ziegler
                            Securities

C. W. Kearns                Senior Vice President - Co-
                            Manager of TFI - Ziegler
                            Securities


                                    POSITION WITH                       POSITION WITH
         NAME                 B.C. ZIEGLER AND COMPANY(1)           PRINCIPAL PRESERVATION
         ----                 ---------------------------           ----------------------
L. A. Lekai                   Senior Vice President - TFI
                              Institutional Sales and
                              Trading - Ziegler
                              Securities

M. P. McDaniel                Senior Vice President and
                              Director of Tax-Exempt
                              Sales and Trading - Ziegler
                              Securities

T. R. Paprocki                Senior Vice President and
                              Director of Capital Markets
                              - Ziegler Securities

P. C. Staaf                   Senior Vice President - Co-
                              Manager of TFI - Ziegler
                              Securities

J. B. Sterns                  Senior Vice President and
                              National Director of
                              Healthcare Finance -
                              Ziegler Securities

M. A. Baumgartner             Senior Vice President -
                              Ziegler Securities

D. J. Hermann                 Senior Vice President -
                              Ziegler Securities

J. J. O'Keefe                 Senior Vice President -
                              Ziegler Securities

D. M. Rognerud                Senior Vice President -
                              Ziegler Securities

---------------------------

(1)      Ziegler Investment Division and Ziegler Securities are divisions of B.
         C. Ziegler and Company.

         (c)      Not applicable.

Item 28.          Location of Accounts and Records

                  (a)      B.C. Ziegler and Company
                           215 North Main Street
                           West Bend, Wisconsin 53095

                           General ledger, including subsidiary ledgers; corporate records and contracts; Portfolio ledger; and shareholder documents, including IRA documents.

                  (b)      Geneva Capital Management, Ltd.
                           250 East Wisconsin Avenue
                           Suite 1050
                           Milwaukee, Wisconsin  53202

                           Transaction journals and confirmations for portfolio trades for the Managed Growth Portfolio.




Item 29.          Management Services

                  Not applicable.

Item 30.          Undertakings

                  Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of West Bend, and State of Wisconsin on this 15th day of October, 1998.

                                       PRINCIPAL PRESERVATION PORTFOLIOS, INC.



                                       By: /s/ Robert J. Tuszynski
                                          --------------------------------------
                                          Robert J. Tuszynski, President


         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registration Statement on Form N- 1A has been signed below on this 15th day of October, 1998, by the following persons in the capacities indicated.


           SIGNATURE                                    TITLE
           ---------                                    -----

/s/ Robert J. Tuszynski                            Director and President
-------------------------------                    (Chief Executive Officer)
Robert J. Tuszynski


/s/ Franklin P. Ciano                              Chief Financial Officer and
-------------------------------                    Treasurer (Chief Financial
Franklin P. Ciano                                  and Accounting Officer)


Richard H. Aster*                                  Director
-------------------------------
Richard H. Aster


August J. English*                                 Director
-------------------------------
August J. English


Ralph J. Eckert*                                   Director
-------------------------------
Ralph J. Eckert


Richard J. Glaisner*                               Director
-------------------------------
Richard J. Glaisner



*By: /s/ Robert J. Tuszynski
    ---------------------------------------------------
    Robert J. Tuszynski pursuant to a Power of Attorney
    dated May 15, 1998 (filed as part of Post-Effective
    Amendment No. 44 to the Fund's Registration
    Statement on Form N-1A)

                                EXHIBIT INDEX

EXHIBIT
NUMBER                                DESCRIPTION
------                                -----------

(A)(1)                   Restated and Amended Articles of Incorporation(7)

(A)(2)                   December 29, 1995 Articles Supplementary(1)

(A)(3) Articles Supplementary for PSE Tech 100 Index Portfolio filed June 12, 1996(4)

(A)(4)                   Form of Articles Supplementary for Managed Growth
                         Portfolio

(B)                      By-Laws, as amended through January 20, 1995(7)

(C)                      The Registrant's Amended and Restated Operating
                         Plan(8)

(D)(1) Investment Advisory Agreement pertaining to assets of Dividend Achievers Portfolio(3)

(D)(2) Investment Advisory Agreement pertaining to the assets of Tax-Exempt, S&P 100 Plus, Government, Wisconsin Tax-Exempt, Select Value and PSE Tech 100 Index Portfolios(4)

(D)(3) Exhibit A to Investment Advisory Agreement, as amended to include the Managed Growth Portfolio

(D)(4)                   Sub-Advisory Agreement with Skyline Asset
                         Management, L.P.(3)

(D)(5) Investment Advisory Agreement with Ziegler Asset Management, Inc. with respect to the Cash Reserve Portfolio(2)

(D)(6)                   Sub-Advisory Agreement with Geneva Capital
                         Management Ltd.

(E)(1)                   Distribution Agreement(4)

(E)(2)                   Form of Selected Dealers Agreement

(F)                      N/A

(G)                      Custodian Agreement with Firstar Trust Company(9)

(H)(1)                   Transfer and Dividend Disbursing Agent Agreement(4)

(H)(2)                   License Agreement with Standard & Poor's
                         Corporation(*)
(H)(3) Accounting/Pricing Agreement between Registrant and B.C. Ziegler and Company

(H)(4)                   Shareholder Servicing Agreement by and between B.C.
                         Ziegler and Company and the Registrant, as amended, relating to Class X Shares of the Cash Reserve Portfolio(5)

(H)(5) Administrative Services Agreement with Ziegler Asset Management, Inc. with respect to the Cash Reserve Portfolio(1)

EXHIBIT
NUMBER                                DESCRIPTION
------                                -----------

(H)(6)                   License Agreement with Pacific Stock Exchange
                         Incorporated(6)

(I)                      Opinion of Counsel(7)

(J)(1)                   Consent of Independent Public Accountants

(J)(2)                   Consent of Counsel

(K)                      N/A

(L)                      N/A

(M)                      Amended and Restated Distribution Plan Pursuant to
                         Rule 12b-1

(N)                      N/A

(O)                      See Exhibit (C)

---------------------

* Denotes previously filed as part of Registrant's Registration Statement on Form N-1A or an amendment thereto, and incorporated herein by reference.

(1)      Previously filed as part of Registrant's Registration
         Statement on Form N-14 (Reg. No. 33-99010) filed with the Commission on November 3, 1995.

(2) Previously filed as part of Post-Effective Amendment No. 31 to this Registration Statement filed with the Commission on December 29, 1995.

(3) Previously filed as part of Post-Effective Amendment No. 32 to this Registration Statement filed with the Commission on March 1, 1996.

(4) Previously filed as part of Post-Effective Amendment No. 33 to this Registration Statement filed with the Commission on March 27, 1996.

(5) Previously filed as part of Post-Effective Amendment No. 36 to this Registration Statement filed with the Commission on December 10, 1996.

(6) Previously filed as part of Post-Effective Amendment No. 37 to this Registration Statement filed with the Commission on February 28, 1997.

(7) Previously filed as part of Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on April 30, 1997.

(8) Previously filed as part of Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on April 2, 1998.

(9) Previously filed as part of Post-Effective Amendment No. 43 to this Registration Statement filed with the Commission on May 1, 1998.


                                      C-11